UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	10/31/2011

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL TOTAL RETURN BOND FUND, INC.

ANNUAL REPORT • OCTOBER 31, 2011

Fund Type

Multi-sector bond

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

December 15, 2011

Dear Shareholder:

After leading Prudential Investments for the past eight years, I have decided to retire at the end of 2011 from my positions as President of Prudential Investments and President and Director of the Prudential Total Return Bond Fund, Inc. (the Fund). Effective January 1, 2012, I will become Chairman of Prudential Investments and act as an advisor to the business during 2012 to help facilitate a smooth transition to my successor, Stuart Parker.

Stuart, who will become President of Prudential Investments and President and Director of the Fund on January 1, 2012, previously served as the Executive Vice President of Retail Mutual Fund Distribution at Prudential Investments. With more than 20 years of investment industry experience, Stuart brings a deep understanding of the needs and challenges facing today’s investors.

We hope you find the annual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers.

Finally, I’ve been privileged to have had the opportunity to help you address your investment needs, and I thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Total Return Bond Fund, Inc.

Prudential Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 1.02%; Class B, 1.72%; Class C, 1.72%; Class L, 1.22%; Class M, 1.72%; Class Q, 0.60%; Class R, 1.47%; Class X, 1.72%; Class Z, 0.72%. Net operating expenses: Class A, 0.85%; Class B, 1.35%; Class C, 1.53%; Class L, 1.10%; Class M, 1.60%; Class Q, 0.60%; Class R, 1.10%; Class X, 0.85%; Class Z, 0.60%, after contractual reduction. The contractual reduction is through 2/28/2013 for Class A and Class R shares and through 2/28/2011 for Class C shares.

Cumulative Total Returns (Without Sales Charges) as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	6.28%	44.95%	77.01%	—
Class B	5.75	41.38	66.23	—
Class C	5.58	41.08	68.29	—
Class L	6.02	N/A	N/A	39.69% (3/5/07)
Class M	5.56	N/A	N/A	36.97 (3/5/07)
Class Q	N/A	N/A	N/A	8.55 (12/27/10)
Class R	6.09	N/A	N/A	34.09 (1/14/08)
Class X	6.34	N/A	N/A	42.41 (3/5/07)
Class Z	6.49	46.65	81.38	—
Barclays Capital U.S. Aggregate Bond Index	5.00	36.42	70.12	—
Lipper Average	3.94	31.50	61.61	—

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Average Annual Total Returns (With Sales Charges) as of 9/30/11
	One Year	Five Years	Ten Years	Since Inception
Class A	0.68%	6.57%	5.34%	—
Class B	–0.03	6.86	5.17	—
Class C	3.82	6.99	5.30	—
Class L	0.76	N/A	N/A	6.21% (3/5/07)
Class M	–1.37	N/A	N/A	6.41 (3/5/07)
Class Q	N/A	N/A	N/A	N/A (12/27/10)
Class R	5.24	N/A	N/A	7.76 (1/14/08)
Class X	–0.59	N/A	N/A	7.15 (3/5/07)
Class Z	5.56	7.80	6.07	—
Barclays Capital U.S. Aggregate Bond Index	5.26	6.53	5.66	—
Lipper Average	3.77	5.64	5.00	—

Average Annual Total Returns (With Sales Charges) as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	1.50%	6.72%	5.39%	—
Class B	0.75	7.02	5.21	—
Class C	4.58	7.13	5.34	—
Class L	1.51	N/A	N/A	6.44% (3/5/07)
Class M	–0.44	N/A	N/A	6.65 (3/5/07)
Class Q	N/A	N/A	N/A	N/A (12/27/10)
Class R	6.09	N/A	N/A	8.03 (1/14/08)
Class X	0.34	N/A	N/A	7.39 (3/5/07)
Class Z	6.49	7.96	6.13	—

Average Annual Total Returns (Without Sales Charges) as of 10/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	6.28%	7.71%	5.88%	—
Class B	5.75	7.17	5.21	—
Class C	5.58	7.13	5.34	—
Class L	6.02	N/A	N/A	7.44% (3/5/07)
Class M	5.56	N/A	N/A	6.98 (3/5/07)
Class Q	N/A	N/A	N/A	N/A (12/27/10)
Class R	6.09	N/A	N/A	8.03 (1/14/08)
Class X	6.34	N/A	N/A	7.88 (3/5/07)
Class Z	6.49	7.96	6.13	—

Prudential Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Total Return Bond Fund, Inc. (Class A shares) with a similar investment in the Barclays Capital U.S. Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (October 31, 2001) and the account values at the end of the current fiscal year (October 31, 2011), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class L, Class M, Class Q, Class R, Class X, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares in effect through February 28, 2013, the returns shown in the graph and for Class A shares in the tables would have been lower.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively, and a 12b-1 fee of up to 0.30% and 0.50%, respectively, annually. All investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of up to 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of up to 1%. Class L, Class M, and Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class M and Class X shares are not subject to a front-end sales charge, but are subject to a CDSC of 6% and a 12b-1 fee of up to 1%. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class M and Class X shares convert to Class A shares approximately eight years and approximately 10 years, respectively, after purchase. Class Q shares are not subject to a sales charge or a 12b-1 fee. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables and graph reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations. It gives a broad look at how U.S. investment grade bonds have performed. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 10/31/11 are 33.63% for Class L, Class M, and Class X; 6.76% for Class Q; and 26.81% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 9/30/11 are 6.51% for Class L, Class M, Class R and Class X. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Intermediate Investment-Grade Debt Funds Average

The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) are funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/11 are 28.81% for Class L, Class M, and Class X; 5.53% for Class Q; and 24.18% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/11 are 5.54% for Class L, Class M, and Class X; and 5.77% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Total Return Bond Fund, Inc.	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 10/31/11
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.72	3.22%
Class B	0.65	2.88
Class C	0.63	2.62
Class L	0.69	3.12
Class M	0.61	2.62
Class Q	0.46	3.62
Class R	0.69	2.99
Class X	0.72	3.36
Class Z	0.76	3.62

Five Largest Holdings expressed as a percentage of net assets as of 10/31/11
U.S. Treasury Note, 1.000%, 10/31/16	4.1%
U.S. Treasury Note, 1.375%, 09/30/18	2.0
Federal National Mortgage Association, 5.500%, 03/01/16-03/01/35	1.4
Government National Mortgage Association, 4.500%, TBA 30 YR	1.1
U.S. Treasury Strip Coupon, 4.130%, 05/15/28	1.0

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/11
U.S. Government & Agency	17.3%
Aaa	19.9
Aa	4.4
A	12.7
Baa	17.3
Ba	10.9
B	8.3
Caa	0.8
Not Rated**	17.8
Total Investments	109.4
Liabilities in excess of other assets	–9.4
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 17.2% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

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Strategy and Performance Overview

How did the Fund perform?

The Prudential Total Return Bond Fund’s Class A shares returned 6.28% for the 12-month reporting period ended October 31, 2011, outperforming the 5.00% gain of the benchmark, the Barclays Capital U.S. Aggregate Bond Index (the Index). The Class A shares also outperformed the 3.94% gain of the Lipper Intermediate Investment-Grade Debt Funds Average.

How is the Fund managed?

Prudential Fixed Income manages the Fund, which seeks to achieve its objective through a mix of current income and capital appreciation. It invests at least 80% of its investable assets in bonds including (but not limited to) U.S. government securities, investment-grade corporate bonds, and mortgage-related securities. The Fund may also invest in high yield corporate bonds, which are called “junk” bonds (and not included in the Index) as they are rated below investment grade. It can also invest in foreign debt securities. Portfolio managers work with a team of more than 65 credit research analysts in selecting bonds to buy and sell.

How did the U.S. fixed income market perform?

Conditions in the U.S. fixed income market were volatile during the period, driven by pronounced changes in investor risk appetite that occurred in response to momentous economic and political developments around the world. Yet all sectors of the bond market delivered single-digit gains for the period.

•

Modest signs of improving economic conditions in the United States, supported by the aggressively stimulative monetary policy of the Federal Reserve (the Fed), improving credit fundamentals, and continued strong corporate earnings helped foster an environment in late 2010 that favored high yield corporate bonds over ultra-safe U.S. Treasury securities.

•

This investment environment initially continued during 2011, despite growing political upheaval in the Middle East and North Africa region (MENA), an earthquake and its aftermath in Japan, and an ongoing sovereign-debt crisis centered in Greece and other geographically peripheral nations in the euro zone.

•

But investors grew increasingly risk averse in the second quarter, a development that favored Treasury securities. Rising gas prices sapped consumption. Supply chain disruptions from Japan, along with weather-related events in the United States, caused production slowdowns. Moreover, job growth in the United States weakened sharply in May. There were also concerns that Greece might default on its debt and trigger a global financial and economic crisis.

Prudential Total Return Bond Fund, Inc.	7

Strategy and Performance Overview (continued)

•

The flight to safety, which began in the second quarter, gained momentum in the third quarter of 2011. Escalating global economic and political uncertainty sped the rush into Treasury securities, sending their prices soaring and their yields lower, as bond prices move inversely to their yields. The U.S. dollar, the world’s reserve currency, also strengthened against many other currencies. By contrast, prices of high yield bonds declined.

•

The Fed acted to boost investor confidence and encourage growth. It signaled its intent to keep short-term rates near zero at least through the middle of 2013. Though it had recently completed a second bond-buying program, it announced in September it would begin, in October, to buy $400 billion of longer-term Treasury securities and to sell an equal amount of their short-term counterparts. After the announcement, the 10-year Treasury note yield dipped below 2.00%, and the 30-year Treasury bond yield dipped below 3.00%, as prices of Treasury securities soared.

•

The Treasury securities sector returned 5.27% overall for the period. Longer-term Treasury securities posted double-digit gains that sharply outperformed shorter-term securities, even though Standard & Poor’s lowered its long-term credit rating of the United States to AA+ from AAA in August.

•

Investor risk appetite improved in October as signs of strength in the U.S. economy quieted concerns that it might lapse into a double-dip recession. Also, European leaders appeared to make progress on containing the region’s debt crisis. High yield bond prices rallied, while Treasury securities trimmed their gains.

Which strategies made the largest positive contributions to the Fund’s performance?

The Fund benefited from certain aspects of its sector allocation strategy. Compared to the Index, it had an underweight exposure to Treasury securities but an overweight exposure to “spread sectors.” The latter includes investment-grade corporate bonds, commercial mortgage-backed securities (CMBS), and other bonds that provide extra yield (spread) over comparable Treasury securities to compensate investors for their greater credit risk.

The Fund favored spread sectors because Prudential Fixed Income believes investors are adequately compensated by the level of spreads in many sectors, particularly as it does not expect the U.S. economy to enter into a significant double-dip recession. Also, it believes Treasury securities offer little relative value.

•

From the perspective of sector allocation, the largest contributor to the Fund’s strong performance versus the Index was its non-benchmark exposure to high yield corporate bonds, which outperformed similar-maturity Treasury securities for the period.

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•

Two other key contributors were the Fund’s overweight exposures to CMBS rated AAA and asset-backed securities, particularly those backed by credit card receivables and home equity loans. CMBS and asset-backed securities both outperformed similar-maturity Treasury securities for the period.

•	The Fund also benefited from holding collateralized loan obligations (CLOs), which are backed by pools of corporate loans, some of which may be of below-investment-grade quality.

•	An overweight exposure to investment-grade corporate bonds and favorable security selection in that sector also aided the Fund’s performance versus the Index.

The Fund’s interest-rate and yield curve strategies benefited its results.

•

The Fund had a longer duration than the Index. Duration measures the approximate price volatility of a bond portfolio for a given change in interest rates. A longer duration enabled the Fund to derive greater benefit as falling interest rates drove bond prices higher.

•	It benefited from being positioned to take advantage of a flattening in the slope of the yield curve that occurred as yields declined on longer-term debt securities.

The Fund’s tactical currency positioning had a positive impact on its performance.

•

It underweighted the U.S. dollar versus a diversified basket of currencies such as the Chinese yuan and Swedish krona. The Fund sometimes managed its currency exposures by utilizing forward currency contracts, which had a net positive impact on the Fund’s return for the period.

Total contribution to the Fund from its derivatives exposures was also a net positive.

•	The Fund used other derivative instruments such as interest rate and credit default swaps.

Which investment strategy subtracted most from the Fund’s performance?

Poor sector performance by asset-backed securities created from pools of subprime home equity loans was the largest detractor from the Fund’s performance for the period. These lower credit quality securities were hit hard during the time of heightened risk aversion, particularly during August.

Prudential Total Return Bond Fund, Inc.	9

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2011, at the beginning of the period, and held through the six-month period ended October 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund, Inc.		Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,038.10	0.85%	$4.37
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

Class B	Actual	$1,000.00	$1,035.50	1.35%	$6.93
	Hypothetical	$1,000.00	$1,018.40	1.35%	$6.87

Class C	Actual	$1,000.00	$1,034.20	1.60%	$8.20
	Hypothetical	$1,000.00	$1,017.14	1.60%	$8.13

Class L	Actual	$1,000.00	$1,036.80	1.10%	$5.65
	Hypothetical	$1,000.00	$1,019.66	1.10%	$5.60

Class M	Actual	$1,000.00	$1,034.90	1.60%	$8.21
	Hypothetical	$1,000.00	$1,017.14	1.60%	$8.13

Class Q	Actual	$1,000.00	$1,040.20	0.60%	$3.09
	Hypothetical	$1,000.00	$1,022.18	0.60%	$3.06

Class R	Actual	$1,000.00	$1,037.50	1.10%	$5.65
	Hypothetical	$1,000.00	$1,019.66	1.10%	$5.60

Class X	Actual	$1,000.00	$1,038.70	0.85%	$4.37
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

Class Z	Actual	$1,000.00	$1,040.20	0.60%	$3.09
	Hypothetical	$1,000.00	$1,022.18	0.60%	$3.06

Prudential Total Return Bond Fund, Inc.	11

Fees and Expenses (continued)

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2011, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of October 31, 2011

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.2%

ASSET BACKED SECURITIES 11.6%

Non-Residential Mortgage Backed Securities 7.3%
Aaa	$3,000	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.858%, 10/17/21(a)	$2,961,090
Aaa	684	Ares CLO Funds (Cayman Islands), Ser. 2004-8A, Class A1A, 144A, 0.744%, 02/26/16(a)	669,779
Aaa	186	Ser. 2005-10A, Class A3, 144A, 0.590%, 09/18/17(a)	180,397
Aaa	2,000	Ser. 2011-16A, Class A, 144A, 1.892%, 05/17/21(a)	1,972,632
A3	1,500	BA Credit Card Trust, Ser. 2006-C5, Class C5, 0.643%, 01/15/16(a)	1,484,412
Aaa	643	Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A, 0.648%, 07/25/17(a)	601,260
Aaa	2,594	Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.621%, 06/20/17(a)	2,500,378
Aaa	1,914	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.562%, 05/25/17(a)	1,831,337
Aaa	501	Boston Harbor CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.702%, 05/25/16(a)	488,773
Aaa	1,781	Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.507%, 08/03/19(a)	1,706,449
Baa2	1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.000%, 06/10/15	1,714,965
Baa2	4,950	Ser. 2005-C2, Class C2, 0.715%, 03/24/17(a)	4,820,537
Baa2	3,890	Ser. 2005-C3, Class C3, 0.653%, 07/15/14(a)	3,876,794

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Baa2	$2,575	Ser. 2006-C1, Class C1, 0.645%, 02/20/15(a)	$2,549,899
Aaa	900	COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A, 2.309%, 04/20/19(a)(c)	905,121
Aaa	1,871	CSAM Funding (Cayman Islands), Ser. 2001-1A, Class A2, 144A, 0.898%, 03/29/16(a)	1,831,042
Aaa	1,000	Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A, 0.619%, 04/20/19(a)(c)	953,712
Aaa	198	First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A, 0.772%, 07/27/16(a)	193,923
Aaa	1,206	Four Corners CLO (Cayman Islands), Ser. 2005-1A, Class A3, 144A, 0.658%, 03/26/17(a)	1,112,115
Aaa	2,859	Ser. 2006-3A, Class A, 144A, 0.666%, 07/22/20(a)	2,665,467
Aaa	3,500	Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2011-6A, Class A1, 144A, 2.020%, 11/22/22(a)	3,456,250
Baa2	575	Fuel Trust, Sec’d. Notes, 144A, 3.984%, 06/15/16	568,628
Baa2	1,950	4.207%, 04/15/16	1,957,584
Baa3	109	GE Business Loan Trust, Ser. 2006-1A, Class D, 144A, 1.243%, 05/15/34(a)	37,740
Aaa	534	Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.663%, 12/15/17(a)	518,608
Aaa	1,777	Ser. 2006-3A, Class A1, 144A, 0.669%, 04/20/18(a)	1,721,081
Aaa	462	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.763%, 07/15/16(a)	449,182

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa	$1,152	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A, 0.532%, 05/09/18(a)	$1,104,099
Aaa	1,344	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A, 0.546%, 11/15/17(a)	1,284,470
Aaa	967	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.646%, 10/19/20(a)	916,587
Aaa	574	LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A, 0.736%, 10/22/16(a)	556,735
Aaa	1,000	Ser. 2005-3A, Class A, 144A, 0.586%, 06/01/17(a)	946,300
A(d)	2,502	Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A, 3.540%, 10/20/32	2,535,922
A3	1,560	MBNA Credit Card Master Note Trust, Ser. 2002-C1, Class C1, 6.800%, 07/15/14	1,584,983
A3	800	Ser. 2002-C3, Class C3, 1.593%, 10/15/14(a)	801,964
A3	10,000	Ser. 2004-C2, Class C2, 1.143%, 11/15/16(a)	9,937,813
A3	2,600	Ser. 2006-C1, Class C1, 0.663%, 07/15/15(a)	2,580,063
Aaa	1,362	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.959%, 01/20/16(a)	1,319,588
Aaa	2,000	Ser. 2010-1A, Class A, 144A, 2.001%, 10/14/20(a)	1,934,000
Aaa	184	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A, 0.701%, 02/15/16(a)	179,432
Aaa	988	Ser. 2005-4A, Class A1L, 144A, 0.597%, 03/15/18(a)	944,938

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aa3	EUR	3,361	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 2.103%, 09/14/19(a)	$4,267,397
Aa2		$324	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 01/15/13	334,297
Aaa		2,810	Rosedale CLO Ltd. (Cayman Islands), Ser. 2006-A, Class A1S, 144A, 0.666%, 07/24/21(a)	2,694,148
NR		275	Small Business Administration Participation Certificates, Ser. 2001-20A, Class 1, 6.290%, 01/01/21	302,968
NR		129	Ser. 2003-20I, Class 1, 5.130%, 09/01/23	141,356
Aaa		2,338	Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.653%, 03/21/17(a)	2,263,968
Aaa		5,200	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.504%, 11/01/18(a)	4,919,205
Aaa		580	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.912%, 01/21/16(a)(c)	563,288

				85,842,676

Residential Mortgage Backed Securities 4.3%
B2		1,541	ACE Securities Corp., Ser. 2003-HE1, Class M1, 1.220%, 11/25/33(a)	1,178,988
Ba1		1,299	Ser. 2003-OP1, Class M1, 1.295%, 12/25/33(a)	1,021,715
Baa3		469	Ser. 2004-FM1, Class M1, 1.145%, 09/25/33(a)	357,067
Ba3		5,167	Ser. 2004-OP1, Class M1, 1.025%, 04/25/34(a)	3,748,997

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aaa	$529	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A3, 0.725%, 06/25/34(a)	$457,151
Caa2	137	Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 3.170%, 10/25/31(a)	98,395
A3	350	Ser. 2005-R11, Class A2D, 0.575%, 01/25/36(a)	282,523
A3	746	Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3, 1.245%, 11/25/32(a)	627,289
Ba2	600	Argent Securities, Inc., Ser. 2003-W2, Class M4, 3.995%, 09/25/33(a)	378,221
Baa1	1,393	Ser. 2004-W6, Class M1, 0.795%, 05/25/34(a)	1,039,919
Caa3	402	Ser. 2004-W10, Class M2, 2.720%, 01/25/34(a)	250,083
Baa3	821	Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1, 1.295%, 08/25/33(a)	612,852
A3	633	Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1, 1.488%, 06/15/33(a)	465,231
Aa3	170	Bear Stearns Asset Backed Securities Trust, Ser. 2002-2, Class A2, 1.445%, 10/25/32(a)	145,218
Ba1	2,835	Ser. 2004-HE2, Class M1, 1.145%, 03/25/34(a)	2,182,708
B1	1,028	Ser. 2004-HE3, Class M2, 1.970%, 04/25/34(a)	844,531
C	83	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 3.620%, 03/25/33(a)	9,589
Baa1	4,222	Ser. 2003-HE4, Class M1, 1.220%, 03/25/34(a)	3,152,020

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Baa3	$2,369	Countrywide Asset-Backed Certificates, Ser. 2004-BC1, Class M1, 0.995%, 02/25/34(a)	$1,884,852
C	32	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2, 2.495%, 08/25/32(a)	17,466
Baa1	272	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 07/25/34	216,441
B2	1,400	FBR Securitization Trust, Ser. 2005-2, Class M1, 0.965%, 09/25/35(a)	909,189
Baa3	897	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 1.295%, 12/25/33(a)	645,203
Ba3	1,552	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.220%, 11/25/33(a)	1,201,910
Ba3	449	Home Equity Asset Trust, Ser. 2003-5, Class M1, 1.295%, 12/25/33(a)	336,301
Baa3	3,629	Ser. 2004-2, Class M1, 1.040%, 07/25/34(a)	2,572,078
Aaa	91	HSBC Home Equity Loan Trust, Ser. 2005-1, Class A, 0.535%, 01/20/34(a)	82,584
Aaa	1,307	Ser. 2005-2, Class A1, 0.515%, 01/20/35(a)	1,160,414
Aa1	808	Ser. 2006-1, Class M1, 0.525%, 01/20/36(a)	715,263
A1	1,600	Ser. 2007-2, Class A4, 0.545%, 07/20/36(a)	1,228,917
Aa2	250	Ser. 2007-3, Class A4, 1.745%, 11/20/36(a)	196,248
A3	1,610	Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1, 0.995%, 02/25/34(a)	1,177,066

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aaa	$14	Ser. 2004-4, Class 1A1, 0.805%, 10/25/34(a)	$10,233
B3	998	MASTR Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1, 1.025%, 02/25/34(a)	729,809
AAA(d)	1,474	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-OPT1, Class A1A, 0.505%, 06/25/35(a)	1,051,469
AAA(d)	581	Ser. 2004-OPT1, Class A2A, 0.605%, 06/25/35(a)	373,271
Caa1	1,345	Ser. 2004-WMC3, Class M2, 2.090%, 01/25/35(a)	1,040,792
Ba2	748	Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 1.445%, 05/25/33(a)	565,391
B3	259	Ser. 2003-NC5, Class M1, 1.520%, 04/25/33(a)	196,493
B3	645	Ser. 2004-HE5, Class M1, 1.190%, 06/25/34(a)	458,077
Baa2	1,009	Ser. 2004-NC1, Class M1, 1.295%, 12/27/33(a)	795,615
B1	1,995	Ser. 2004-NC6, Class M1, 1.145%, 07/25/34(a)	1,407,292
Aa1	1,650	Ser. 2004-OP1, Class M1, 0.825%, 11/25/34(a)	1,196,449
B1	1,333	Ser. 2004-WMC1, Class M1, 1.175%, 06/25/34(a)	981,513
B2	1,180	Ser. 2004-WMC2, Class M1, 1.160%, 07/25/34(a)	874,444
Aaa	2,930	Ser. 2005-NC1, Class A2C, 0.625%, 01/25/35(a)	2,430,008
A2	1,949	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.370%, 10/25/33(a)	1,534,743
Ba1	1,326	Ser. 2004-4, Class M1, 1.010%, 02/25/35(a)	985,408

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aa3	$246	Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2, 1.045%, 12/25/34(a)	$212,448
Baa2	400	Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5, 5.221%, 02/25/34	377,344
Baa3	890	Ser. 2005-EMX4, Class A3, 0.585%, 11/25/35(a)	788,707
C	173	Saxon Asset Securities Trust, Ser. 2002-2, Class M2, 1.970%, 08/25/32(a)	53,755
Ba2	141	Ser. 2002-3, Class M1, 1.370%, 12/25/32(a)	112,337
Aa3	1,000	Ser. 2005-3, Class M1, 0.705%, 11/25/35(a)	720,704
C	900	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1, 0.645%, 11/25/35(a)	159,261
Ba3	688	Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1, 1.145%, 11/25/34(a)	522,751
A3	647	Structured Asset Investment Loan Trust, Ser. 2003-BC8, Class 3A3, 1.145%, 08/25/33(a)	548,365
AAA(d)	1,110	Ser. 2004-7, Class A8, 1.445%, 08/25/34(a)	819,990
A1	1,932	Ser. 2004-BNC1, Class A4, 1.185%, 09/25/34(a)	1,546,128
CC(d)	346	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 3.245%, 07/25/32(a)	263,397
Baa1	1,249	Ser. 2003-AM1, Class M1, 1.595%, 04/25/33(a)	1,096,092

			51,048,715

		Total asset backed securities	136,891,391

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(a) 1.4%

Automotive 0.1%
Ba2	$1,746	Chrysler LLC, 6.000%, 05/24/17	$1,645,979

Cable
Ba3	471	Insight Midwest Holdings LLC, 1.240%, 10/06/13	461,952

Electric 0.1%
B2	930	Texas Competitive Electric Holdings Co. LLC, 4.891%, 10/10/17	632,033

Foods 0.2%
Ba3	823	Del Monte Foods Co., 4.500%, 03/08/18	802,364
B3	330	OSI Restaurant Partners, Inc., 2.483%, 06/14/13	314,282
B3	765	2.563%, 06/14/14	727,172

			1,843,818

Gaming 0.1%
B3	1,444	CCM Merger, Inc., 7.000%, 03/01/17	1,431,087

Healthcare & Pharmaceutical 0.5%
Ba3	2,515	Community Health Systems, Inc., 2.569%, 07/25/14	2,436,505
Ba3	92	HCA, Inc., 3.522%, 05/01/18	88,970
Ba3	222	3.619%, 03/31/17	214,615
B1	1,288	Health Management Associates, 2.119%, 02/28/14	1,260,411
Baa2	1,995	RPI Finance Trust, 4.000%, 05/09/18	1,978,790

			5,979,291

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(a) (Continued)

Non-Captive Finance 0.1%
Ba2	$764	International Lease Finance Corp., 6.750%, 03/17/15	$768,007
Ba3	561	7.000%, 03/17/16	562,679

			1,330,686

Real Estate Investment Trust
Ba1	248	CB Richard Ellis Realty Trust, 3.493%, 11/10/16	243,323

Retailers 0.2%
Ba1	1,680	Dollar General Corp., 3.028%, 07/07/14	1,677,900

Technology 0.1%
B2	323	CDW LLC, 4.250%, 07/15/17	305,424
B1	84	First Data Corp., 2.995%, 09/24/14	77,479
B1	790	4.358%, 03/26/18	680,978

			1,063,881

Telecommunications
B2	174	Fibertech Networks LLC, 6.750%, 11/30/16	170,214

		Total bank loans	16,480,164

COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
Ba1	198	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 2.245%, 02/25/45(a)	157,908
AAA(d)	256	Banc of America Funding Corp., Ser. 2005-D, Class A1, 2.712%, 05/25/35(a)	254,357
A1	11	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.500%, 10/25/31	11,517

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Aaa	$34	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1, 5.680%, 02/25/33(a)	$32,146
Caa2	463	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 2.587%, 05/25/35(a)	337,520
Caa1	154	Ser. 2005-4, Class 23A2, 2.587%, 05/25/35(a)	120,146
Ba3	287	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	291,713
Caa2	134	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A, 2.595%, 02/20/36(a)	97,570
NR	102	Federal Home Loan Mortgage Corp., Ser. 1993-1628, Class LZ, 6.500%, 12/15/23	115,071
NR	293	Ser. 1997-1935, Class JZ, 7.000%, 02/15/27	331,816
NR	165	Ser. 2000-2241, Class PH, 7.500%, 07/15/30	194,338
NR	414	Ser. 2004-T-61, Class 1A1, 1.639%, 07/25/44(a)	415,279
NR	41	Ser. 2005-T-63, Class 1A1, 1.443%, 02/25/45(a)	38,894
NR	5	Federal National Mortgage Association, Ser. 2000-32, Class FM, 0.693%, 10/18/30(a)	4,565
NR	186	Ser. 2001-29, Class Z, 6.500%, 07/25/31	214,364
NR	2	Government National Mortgage Association, Ser. 2000-26, Class DF, 0.645%, 09/20/30(a)	2,240
NR	2	Ser. 2000-30, Class FB, 0.693%, 10/16/30(a)	1,832
BB(d)	3	IndyMac ARM Trust, Ser. 2001-H2, Class A1, 1.717%, 01/25/32(a)	2,342

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Baa1	$229	MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	$235,204
AAA(d)	185	MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.500%, 09/25/33	191,598
AAA(d)	77	Prime Mortgage Trust, Ser. 2004-CL1, Class 1A2, 0.645%, 02/25/34(a)	71,281
AAA(d)	10	Ser. 2004-CL1, Class 2A2, 0.645%, 02/25/19(a)	9,361
NR	412	Regal Trust IV, Ser. 1999-1, Class A, 144A, 2.850%, 09/29/31(a)	362,798
BB(d)	26	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.500%, 03/25/32	26,861
Baa1	561	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.483%, 02/25/34(a)	499,688
Baa2	76	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 0.904%, 09/19/32(a)	62,794
BB(d)	15	Structured Asset Securities Corp., Ser. 2002-1A, Class 4A, 2.583%, 02/25/32(a)	13,757
A-(d)	6	Ser. 2002-14A, Class 2A1, 2.230%, 07/25/32(a)	5,077
B2	159	Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1, 0.355%, 11/25/46(a)	158,487
Ba2	101	WaMu Mortgage Pass-Through Certificates, Ser. 2005-AR13, Class A1A1, 0.535%, 10/25/45(a)	76,287
Aa1	2	Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A, 2.152%, 02/25/33(a)	1,844

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
CCC(d)	$455	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 2.718%, 03/25/36(a)	$368,148

		Total collateralized mortgage obligations	4,706,803

COMMERCIAL MORTGAGE BACKED SECURITIES 16.4%
Aaa	103	Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2, 5.334%, 09/10/45(a)	103,220
Aaa	1,279	Ser. 2006-5, Class A2, 5.317%, 09/10/47	1,291,357
Aaa	3,533	Ser. 2006-6, Class A2, 5.309%, 10/10/45	3,532,038
Aaa	1,008	Ser. 2007-1, Class A2, 5.381%, 01/15/49	1,010,136
Aaa	3,000	Ser. 2007-1, Class A3, 5.449%, 01/15/49	3,154,077
AAA(d)	2,700	Ser. 2007-4, Class A3, 5.793%, 02/10/51(a)	2,889,888
AAA(d)	641	Ser. 2007-4, Class ASB, 5.706%, 02/10/51(a)	690,604
Aaa	4,900	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-1, Class A4, 5.372%, 09/10/45(a)	5,404,739
Aaa	2,600	Ser. 2006-6, Class A3, 5.369%, 10/10/45	2,746,526
Aa1	76	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A, 6.470%, 11/15/33(a)	75,844
Aaa	1,047	Ser. 2005-PWR9, Class A2, 4.735%, 09/11/42	1,065,664
AAA(d)	2,500	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40(a)	2,748,543
Aaa	588	Ser. 2005-T20, Class A2, 5.127%, 10/12/42(a)	586,951
AAA(d)	5,000	Ser. 2006-PW11, Class A4, 5.452%, 03/11/39(a)	5,567,870
Aaa	4,700	Ser. 2006-PW12, Class A4, 5.720%, 09/11/38(a)	5,274,213

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(d)	$1,500	Ser. 2007-T28, Class A3, 5.793%, 09/11/42	$1,593,763
Aaa	1,652	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A2, 5.378%, 10/15/49	1,661,408
Aaa	2,200	Ser. 2007-C6, Class A3, 5.697%, 12/10/49(a)	2,356,301
Aaa	700	Ser. 2008-C7, Class ASB, 6.072%, 12/10/49(a)	752,865
Aaa	138	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2, 5.408%, 01/15/46	138,394
Aaa	2,300	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	2,442,540
AA-(d)	3,517	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A, 5.440%, 09/15/30(a)	3,660,575
AAA(d)	1,990	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A3, 5.689%, 06/10/46(a)	2,052,767
AAA(d)	1,500	Ser. 2006-C7, Class A4, 5.751%, 06/10/46(a)	1,655,797
Aaa	2,005	Ser. 2006-C8, Class A2B, 5.248%, 12/10/46	2,010,193
Aa2	4,290	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	4,529,700
AAA(d)	486	Ser. 2005-C5, Class A3, 5.100%, 08/15/38(a)	497,359
AAA(d)	1,915	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.420%, 02/15/39(a)	2,115,330
Aaa	604	Ser. 2006-C5, Class A2, 5.246%, 12/15/39	605,013
Aaa	1,574	Ser. 2007-C1, Class A2, 5.268%, 02/15/40	1,572,939
Aaa	833	Ser. 2007-C3, Class A2, 5.714%, 06/15/39(a)	842,242
Aaa	6,940	Ser. 2007-C4, Class A3, 5.795%, 09/15/39(a)	7,288,617

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(d)	$1,783	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.816%, 05/15/46(a)	$1,878,526
Aaa	3,078	DBUBS Mortgage Trust, Ser. 2011-LC2A, Class A1, 144A, 3.527%, 07/10/44	3,157,065
Aaa	1,825	Ser. 2011-LC3A, Class A2, 3.642%, 08/10/44	1,904,152
AAA(d)	3,100	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.331%, 03/10/44(a)	3,395,176
Aaa	4,083	Ser. 2007-C1, Class A2, 5.417%, 12/10/49	4,106,280
AAA(d)	770	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4, 5.238%, 11/10/45(a)	835,974
Aaa	129	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2, 4.305%, 08/10/42	128,935
Aaa	3,137	Ser. 2005-GG5, Class A2, 5.117%, 04/10/37	3,146,457
Aaa	1,400	Ser. 2005-GG5, Class A5, 5.224%, 04/10/37(a)	1,495,619
Aaa	2,115	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	2,126,634
AAA(d)	645	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB, 5.587%, 04/10/38(a)	686,292
Aaa	1,953	Ser. 2006-GG8, Class A2, 5.479%, 11/10/39	1,951,057
Aaa	1,911	Ser. 2007-GG10, Class A2, 5.778%, 08/10/45(a)	1,949,181
Aaa	225	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A3A1, 4.824%, 09/12/37	225,425
Aaa	2,080	Ser. 2005-CB13, Class A4, 5.278%, 01/12/43(a)	2,210,587
Aaa	8,295	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42(a)	9,046,544

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aa2	$750	Ser. 2005-LDP4, Class AM, 4.999%, 10/15/42(a)	$769,524
Aaa	2,500	Ser. 2006-CB14, Class A4, 5.481%, 12/12/44(a)	2,693,707
Aaa	617	Ser. 2006-CB14, Class ASB, 5.506%, 12/12/44(a)	649,038
Aaa	297	Ser. 2006-LDP6, Class A3B, 5.559%, 04/15/43(a)	297,002
Aaa	759	Ser. 2007-CB18, Class A3, 5.447%, 06/12/47	797,478
Aaa	2,795	Ser. 2007-LD11, Class A2, 5.802%, 06/15/49(a)	2,843,107
Aaa	516	Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	527,427
Aaa	4,957	Ser. 2007-LD12, Class A3, 5.987%, 02/15/51(a)	5,323,936
Aaa	600	LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 07/15/35	604,816
Aaa	1,100	Ser. 2004-C8, Class A6, 4.799%, 12/15/29(a)	1,189,569
AA(d)	870	Ser. 2005-C7, Class AM, 5.263%, 11/15/40(a)	918,212
Aaa	2	Ser. 2006-C3, Class A2, 5.532%, 03/15/32	2,352
Aaa	2,085	Ser. 2006-C3, Class A4, 5.661%, 03/15/39(a)	2,327,152
AAA(d)	509	Ser. 2006-C7, Class A2, 5.300%, 11/15/38	509,981
AAA(d)	846	Ser. 2007-C1, Class A2, 5.318%, 02/15/40	849,689
AAA(d)	1,000	Ser. 2007-C1, Class A3, 5.398%, 02/15/40	1,035,709
Aaa	1,920	Ser. 2007-C6, Class A2, 5.845%, 07/15/40	1,962,520
Aaa	1,500	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	1,582,119

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(d)	$650	Ser. 2006-C1, Class A4, 5.666%, 05/12/39(a)	$728,039
Aaa	3,000	Ser. 2006-C2, Class A4, 5.742%, 08/12/43(a)	3,289,743
A+(d)	2,045	Ser. 2007-C1, Class A3, 5.828%, 06/12/50(a)	2,184,164
A+(d)	790	Ser. 2007-C1, Class ASB, 5.828%, 06/12/50(a)	847,435
Aaa	1,090	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.902%, 06/12/46(a)	1,232,525
Aaa	1,882	Ser. 2006-4, Class A2, 5.112%, 12/12/49(a)	1,880,726
AAA(d)	1,666	Ser. 2007-9, Class A2, 5.590%, 09/12/49	1,695,650
AAA(d)	1,410	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	1,503,459
Aaa	6,000	Ser. 2006-HQ8, Class A4, 5.417%, 03/12/44(a)	6,688,320
AAA(d)	1,700	Ser. 2006-HQ9, Class A4, 5.731%, 07/12/44(a)	1,883,311
Aaa	1,800	Ser. 2006-HQ10, Class A4, 5.328%, 11/12/41	1,968,721
AAA(d)	2,520	Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	2,787,044
Aaa	708	Ser. 2006-T21, Class A4, 5.162%, 10/12/52(a)	780,774
Aaa	206	Ser. 2007-HQ11, Class A2, 5.359%, 02/12/44	206,715
Aaa	5,000	Ser. 2007-IQ14, Class AAB, 5.654%, 04/15/49(a)	5,309,575
AAA(d)	200	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C9, Class A3, 4.608%, 12/15/35	202,581
Aa1	2,500	Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(a)	2,663,205
Aaa	5,300	Ser. 2006-C23, Class A4, 5.418%, 01/15/45(a)	5,795,963

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$2,500	Ser. 2006-C25, Class A4, 5.737%, 05/15/43(a)	$2,736,625
Aaa	3	Ser. 2006-C27, Class A2, 5.624%, 07/15/45	2,706
Aaa	6,000	Ser. 2006-C27, Class A3, 5.765%, 07/15/45(a)	6,610,968
Aaa	212	Ser. 2006-C28, Class A2, 5.500%, 10/15/48	212,113
Aaa	2,098	Ser. 2007-C33, Class A2, 5.854%, 02/15/51(a)	2,122,580
Aaa	3,200	Ser. 2007-C33, Class A3, 5.899%, 02/15/51(a)	3,393,863
Aaa	1,391	Ser. 2007-C34, Class A2, 5.569%, 05/15/46	1,415,635

		Total commercial mortgage backed securities	193,187,155

CORPORATE BONDS 39.9%

Aerospace & Defense 0.3%
Ba3	890	BE Aerospace, Inc., Sr. Unsec’d. Notes, 8.500%, 07/01/18	972,325
Baa3	300	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	298,396
Ba1	2,135	Gtd. Notes, Ser. B, 6.375%, 10/15/15	2,180,369

			3,451,090

Airlines 0.3%
Ba1	170	Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B, 7.373%, 12/15/15(e)	165,712
Baa1	465	Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A, 5.983%, 04/19/22(e)	474,033

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Baa2	$450	Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A, 4.750%, 01/12/21(e)	$445,500
Baa2	5	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(c)	4,823
Baa2	450	Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A, 5.300%, 04/15/19	452,250
Baa1	643	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	649,318
Baa2	1,400	Ser. 2A, 4.950%, 05/23/19(e)	1,362,161
Baa2	360	UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	347,717

			3,901,514

Automotive 0.2%
Baa2	350	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	366,845
Ba3	1,750	Delphi Corp., Gtd. Notes, 144A, 5.875%, 05/15/19(e)	1,776,250
Baa1	250	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	272,504

			2,415,599

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking 8.1%
A3	$1,055	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	$1,357,934
		American Express Credit Corp., Sr. Unsec’d. Notes, MTN,
A2	2,000	2.750%, 09/15/15	2,024,930
A2	3,450	2.800%, 09/19/16	3,503,554
Ba3	1,500	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	1,395,705
Baa1	735	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	701,099
Baa1	1,640	Sr. Unsec’d. Notes, 3.700%, 09/01/15	1,575,300
Baa1	1,265	6.000%, 09/01/17	1,259,968
Baa1	1,150	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	1,079,749
A3	250	Bank of America NA, Sub. Notes, 5.300%, 03/15/17	239,072
Aa3	1,555	Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 6.750%, 05/22/19	1,782,702
Aa3	600	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	706,578
Baa1	2,500	Capital One Bank USA NA, Sub. Notes, 8.800%, 07/15/19	2,969,530
Baa3	1,050	Capital One Capital V, 10.250%, 08/15/39	1,086,750
Baa2	150	Capital One Financial Corp., Sub. Notes, 6.150%, 09/01/16	159,285
Baa1	650	Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A, 5.506%, 12/29/49(a)	669,500

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A3	$1,950	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22	$1,955,267
A3	1,435	5.375%, 08/09/20(e)	1,533,068
A3	750	6.125%, 11/21/17	825,988
A3	975	6.125%, 05/15/18	1,080,371
A3	1,950	8.125%, 07/15/39	2,680,058
A3	1,235	8.500%, 05/22/19	1,528,211
Baa1	2,305	Sub. Notes, 5.625%, 08/27/12(e)	2,350,176
Baa1	1,715	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 06/07/12(c)(e)	1,732,256
Aa3	1,395	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	1,014,491
Ba1	780	Discover Bank, Sub. Notes, 7.000%, 04/15/20	814,538
A1	1,195	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	1,232,292
A1	4,340	Sr. Unsec’d. Notes, 5.250%, 07/27/21	4,380,813
A1	190	5.950%, 01/18/18	199,774
A1	575	6.150%, 04/01/18	613,944
A1	840	6.250%, 09/01/17	908,302
A1	1,370	Sr. Unsec’d. Notes, MTN, 6.000%, 06/15/20	1,442,818
A2	185	Sub. Notes, 6.750%, 10/01/37	177,762
A1	1,605	Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.500%, 10/30/15(e)	1,645,645
Aa2	675	HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 5.100%, 04/05/21(e)	727,021

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A1	$1,796	Sub. Notes, 6.500%, 05/02/36(e)	$1,910,252
A1	355	6.500%, 09/15/37(e)	375,192
A1	895	6.800%, 06/01/38(e)	983,006
Baa2	120	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	134,267
Ba2	900	ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A, 7.250%, 08/29/49(a)	810,000
Baa2	2,100	Sr. Unsec’d. Notes, 144A, MTN, 4.750%, 11/25/16	2,080,407
Baa1	2,135	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)	2,298,776
Aa3	3,355	Sr. Unsec’d. Notes, 3.150%, 07/05/16	3,360,694
Aa3	2,200	4.250%, 10/15/20	2,189,431
Aa3	2,400	4.400%, 07/22/20(e)	2,430,233
Aa3	830	5.600%, 07/15/41	902,350
A2	700	JPMorgan Chase Capital XXVII, Gtd. Notes, Ser. AA, 7.000%, 11/01/39	703,500
Baa1	560	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21	582,215
B2	700	Krung Thai Bank PCL (Thailand), Jr. Sub. Notes, 7.378%, 10/29/49(a)	657,882
A1	1,000	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 6.375%, 01/21/21	1,071,085
A1	1,070	Gtd. Notes., 144A, MTN, 5.800%, 01/13/20	1,095,453
A2	2,845	Morgan Stanley, Sr. Unsec’d. Notes, 5.500%, 07/28/21	2,778,805
A2	1,920	5.750%, 01/25/21	1,896,179

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	$780	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	$770,191
A2	1,635	5.450%, 01/09/17	1,645,119
A3	1,650	PNC Funding Corp., Gtd. Notes., 2.700%, 09/19/16	1,670,039
A2	1,425	Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes., 6.125%, 01/11/21	1,504,742
A2	1,080	Gtd. Notes, Ser. 2, 3.400%, 08/23/13	1,073,196
A3	575	Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	579,435
Baa1	270	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 4.625%, 04/19/16	265,885
A1	1,100	Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.125%, 10/04/16(e)	1,115,561
Baa1	1,375	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18	1,363,379
Aaa	3,000	Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A, 1.625%, 09/14/16	2,946,711
Ba1	675	Turkiye Garanti Bankasi As (Turkey), Sr. Unsec’d. Notes, 144A, 6.250%, 04/20/21	649,688
A2	1,890	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	1,939,711
A2	675	USB Capital XIII Trust, Gtd. Notes, 6.625%, 12/15/39	693,738
A2	3,325	Wells Fargo & Co., Sr. Unsec’d. Notes, 3.676%, 06/15/16(e)	3,493,022

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	$1,330	Sr. Unsec’d. Notes, MTN, 4.600%, 04/01/21	$1,422,722

			94,747,322

Brokerage
NR	745	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 6.875%, 05/02/18(f)	191,838

Building Materials & Construction 0.4%
Ba3	475	Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A, 11.750%, 09/10/14	460,750
Ba3	1,795	Sr. Unsec’d. Notes, RegS, 11.750%, 09/10/14	1,741,150
Ba2	965	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13(e)	1,008,493
Ba1	1,885	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	1,930,148

			5,140,541

Cable 3.1%
B3	1,150	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	1,201,750
Ba2	7,375	Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A, 8.000%, 04/30/12	7,540,937
Baa1	2,400	Comcast Corp., Gtd. Notes, 6.950%, 08/15/37	3,024,182
Ba3	1,650	CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 6.750%, 11/15/21	1,650,000

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
Ba3	$2,670	Sr. Unsec’d. Notes, 8.500%, 04/15/14	$2,930,325
Ba3	970	8.625%, 02/15/19	1,100,950
Baa2	875	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	910,659
Baa2	175	3.550%, 03/15/15	183,494
Baa2	1,810	4.750%, 10/01/14	1,964,133
Ba2	2,500	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	2,606,250
Ba2	2,400	7.000%, 10/01/13	2,538,000
B1	1,800	Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	2,316,314
Baa2	805	Time Warner Cable, Inc., Gtd. Notes, 5.500%, 09/01/41(e)	865,567
Baa2	870	6.550%, 05/01/37	1,023,701
Baa2	1,565	6.750%, 07/01/18	1,864,270
Baa2	255	8.250%, 02/14/14	290,979
B2	2,000	UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A, 9.875%, 04/15/18	2,175,000
Ba1	2,000	Videotron Ltee (Canada), Gtd. Notes, 9.125%, 04/15/18	2,200,000

			36,386,511

Capital Goods 1.1%
Ba2	1,250	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	1,331,250
Ba3	1,700	Clean Harbors, Inc., Sr. Sec’d. Notes, 7.625%, 08/15/16	1,797,750

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Baa1	$270	ERAC USA Finance LLC, Gtd. Notes, 144A, 6.200%, 11/01/16 (original cost $269,528; purchased 04/24/06)(c)(g)	$306,847
Baa1	1,480	7.000%, 10/15/37 (original cost $1,723,356; purchased 10/26/11)(c)(g)	1,729,784
A3	1,425	Hutchison Whampoa International (09) Ltd., (Cayman Islands), Gtd. Notes, RegS 7.625%, 04/09/19	1,756,852
A1	200	Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 09/15/41	228,513
B3	1,580	MHP SA (Luxembourg), Gtd. Notes, 144A, 10.250%, 04/29/15	1,493,100
A3	1,500	Rockwell Automation, Inc., Sr. Unsec’d. Notes, 5.200%, 01/15/98	1,398,360
Baa3	800	Textron, Inc., Sr. Unsec’d. Notes, 7.250%, 10/01/19	887,425
Baa2	1,505	Xylem, Inc., Gtd. Notes, 144A, 4.875%, 10/01/21	1,558,768

			12,488,649

Chemicals 0.6%
Baa2	225	Agrium, Inc. (Canada), Sr. Unsec’d. Notes, 6.125%, 01/15/41	271,099
Ba1	500	CF Industries, Inc., Gtd. Notes, 6.875%, 05/01/18	570,000

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Baa3	$950		Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 02/15/15(e)	$1,057,203
Baa3	725		7.600%, 05/15/14	822,733
Baa3	410		9.400%, 05/15/39(e)	636,991
Ba3	850		Lyondell Chemical Co., Sec’d. Notes, 11.000%, 05/01/18	946,687
Ba1	519		Sr. Sec’d. Notes, 144A 8.000%, 11/01/17	583,875
Ba2	620		Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 6.500%, 01/15/12	622,325
Baa1	175		PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	198,534
Baa3	850		Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	995,429

				6,704,876

Consumer 0.5%
B3	1,000		Mac-Gray Corp., Gtd. Notes, 7.625%, 08/15/15	1,020,000
Caa3	903	(h)	Realogy Corp., Gtd. Notes, 12.000%, 04/15/17	731
Ba3	3,449		Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	3,785,278
A3	575		VF Corp., Sr. Unsec’d. Notes, 3.500%, 09/01/21	583,188

				5,389,197

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric 1.2%
B1	$500	AES Corp. (The), Sr. Unsec’d. Notes, 7.750%, 03/01/14	$537,500
B1	1,250	9.750%, 04/15/16	1,418,750
A3	750	CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2, 5.700%, 03/15/13	793,891
A3	250	Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 04/15/13	264,912
Ba1	565	Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	620,088
Baa2	1,250	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	1,382,870
Baa2	750	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	843,985
Baa2	185	Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes, 8.350%, 08/01/13	202,975
A3	1,200	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	1,104,204
Baa2	1,000	Enersis SA (Chile), Sr. Unsec’d. Notes, 7.375%, 01/15/14	1,089,905
Baa1	125	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	136,168
A3	750	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.200%, 10/01/17	865,477
A3	800	6.250%, 10/01/39(e)	952,146

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
A3	$500	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 06/15/12	$515,059
A3	15	6.750%, 09/15/33	16,591
Ba1	439	Mirant Mid-Atlantic Pass-Through Trust A, Pass-thru Certs., Ser. A, 8.625%, 06/30/12	448,040
Baa2	500	Nevada Power Co., Genl. Ref. Mtge., 5.375%, 09/15/40	576,433
Ba3	600	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A, 10.875%, 06/01/16 (original cost $586,434; purchased 09/22/09)(c)(g)	639,000
Baa1	545	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	659,799
B2	200	Star Energy Geothermal Wayang Windu Ltd., (Virgin Islands (US)), Sr. Sec’d. Notes, RegS 11.500%, 02/12/15	216,000
Baa2	725	TransAlta Corp. (Canada), Sr. Unsec’d. Notes, 6.650%, 05/15/18	829,786

			14,113,579

Energy - Integrated 0.3%
A2	2,075	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 3.561%, 11/01/21	2,103,984
A2	435	4.500%, 10/01/20	477,648
A2	680	5.250%, 11/07/13	735,382

			3,317,014

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	41

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other 1.4%
B+(d)	$1,720	Alliance Oil Co. Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A, 9.875%, 03/11/15(e)	$1,763,000
Ba1	1,300	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	1,529,767
Ba1	175	6.450%, 09/15/36	202,858
Ba1	175	6.950%, 06/15/19	210,958
A1	2,209	Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19(e)	2,410,682
B1	400	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	432,000
Ba1	1,060	Kerr-McGee Corp., Gtd. Notes, 6.950%, 07/01/24	1,281,589
Baa2	1,670	Nabors Industries, Inc., Gtd. Notes, 144A, 4.625%, 09/15/21	1,669,834
Ba2	1,000	Newfield Exploration Co., Sr. Sub. Notes, 6.625%, 04/15/16	1,028,750
Baa3	3,350	Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A, 5.326%, 02/03/16	3,442,125
A2	750	Occidental Petroleum Corp., Sr. Unsec’d. Notes, 3.125%, 02/15/22	759,694
Ba1	700	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18(e)	756,922
Ba1	1,000	Precision Drilling Corp. (Canada), Gtd. Notes, 6.625%, 11/15/20(e)	1,062,500
Baa2	525	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20(e)	555,632

			17,106,311

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods 2.8%
Baa1	$800	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 6.875%, 11/15/19	$1,020,815
Baa1	3,075	7.750%, 01/15/19	4,020,129
Baa1	450	8.200%, 01/15/39	702,716
B3	1,000	Aramark Corp., Gtd. Notes, 5.000%, 06/01/12	1,010,000
B3	5,185	8.500%, 02/01/15	5,379,438
B3	790	Aramark Holdings Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 05/01/16	819,625
Baa2	1,320	Bunge Ltd. Finance Corp., Gtd. Notes, 5.875%, 05/15/13	1,388,187
B2	1,510	Dole Food Co., Inc., Sr. Sec’d. Notes, 13.875%, 03/15/14	1,762,925
A3	525	JM Smucker Co. (The), Gtd. Notes, 3.500%, 10/15/21	532,279
Baa2	3,570	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.125%, 02/01/18	4,210,808
Ba2	2,645	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	3,074,812
B2	3,220	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	3,324,650
B2	1,710	Supervalu, Inc., Sr. Unsec’d. Notes, 7.500%, 11/15/14(e)	1,735,650
Ba1	2,425	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	2,619,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	43

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
B3	$1,250	Wendy’s/Arby’s Restaurants LLC, Gtd. Notes, 10.000%, 07/15/16	$1,362,500

			32,963,534

Gaming 0.8%
B3	1,030	Ameristar Casinos, Inc., Gtd. Notes, 144A, 7.500%, 04/15/21(e)	1,055,750
B2	1,550	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15(e)	1,534,500
Ba3	395	MGM Resorts International, Sr. Sec’d. Notes, 10.375%, 05/15/14(e)	440,425
Ba3	2,400	13.000%, 11/15/13	2,766,000
B1	2,500	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17	2,668,750
B1	1,000	Yonkers Racing Corp., Sec’d. Notes, 144A, 11.375%, 07/15/16 (original cost $1,087,500; purchased 06/22/11)(c)(g)	1,027,500

			9,492,925

Healthcare & Pharmaceutical 1.1%
B3	600	Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 12.375%, 11/01/14(e)	546,000
B3	750	Community Health Systems, Inc., Gtd. Notes, 8.875%, 07/15/15(e)	767,813
B3	2,175	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18(e)	2,281,031
B3	1,295	Sr. Unsec’d. Notes, 6.375%, 01/15/15	1,330,612
B3	1,500	7.190%, 11/15/15	1,470,000

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
B3	$190	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	$196,175
Ba1	2,700	Life Technologies Corp., Sr. Unsec’d. Notes, 4.400%, 03/01/15	2,822,259
Baa2	1,000	McKesson Corp., Sr. Unsec’d. Notes, 6.500%, 02/15/14	1,122,211
Ba3	1,410	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17	1,558,050
A3	650	Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, 3.600%, 08/15/21	673,054

			12,767,205

Healthcare Insurance 0.9%
Baa1	1,425	Aetna, Inc., Sr. Unsec’d. Notes, 6.750%, 12/15/37	1,813,191
Baa2	965	CIGNA Corp., Sr. Unsec’d. Notes, 5.375%, 03/15/17	1,075,259
Baa2	905	5.875%, 03/15/41	987,569
Baa3	500	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 5.450%, 06/15/21	547,967
Baa3	2,100	6.125%, 01/15/15	2,308,139
A3	185	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 5.700%, 10/15/40	218,673
A3	245	5.800%, 03/15/36	284,978
A3	1,200	5.950%, 02/15/41	1,463,319
A3	1,000	6.000%, 06/15/17	1,153,971
A3	475	6.625%, 11/15/37	606,324

			10,459,390

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	45

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance 2.3%
Baa1	$240	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	$246,089
Baa1	890	7.500%, 08/01/16	1,016,713
Baa1	625	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	621,798
Baa1	200	5.050%, 10/01/15	199,290
Baa1	525	6.400%, 12/15/20(e)	549,857
Baa1	850	8.250%, 08/15/18	956,434
Baa1	1,300	Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18	1,308,255
Baa1	2,350	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.750%, 12/01/14	2,513,779
A3	650	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)	653,250
Baa1	525	Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.000%, 07/15/34	550,668
Baa2	470	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	473,846
Ba1	940	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	827,200
Baa2	600	Sr. Unsec’d. Notes, 6.300%, 10/09/37	617,005
Baa2	970	7.000%, 06/15/40	1,075,921
Baa2	800	8.750%, 07/01/19	976,076
Baa2	2,180	Markel Corp., Sr. Unsec’d. Notes, 7.125%, 09/30/19	2,498,568
A1	550	Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A, 8.875%, 06/01/39(e)	829,904

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
A3	$2,750	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19(e)	$3,448,418
Aa2	190	Northwestern Mutual Life Insurance, Sub. Notes, 144A, 6.063%, 03/30/40(e)	222,676
Baa1	800	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.350%, 04/01/13	842,856
Baa1	360	6.375%, 04/30/20	389,410
A2	365	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	362,262
Aa2	830	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	1,055,819
Baa3	225	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	242,899
Baa3	630	Willis Group Holdings PLC (Ireland), Gtd. Notes, 4.125%, 03/15/16(e)	646,052
Baa2	735	WR Berkley Corp., Sr. Unsec’d. Notes, 5.375%, 09/15/20	757,420
Baa2	2,500	XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes, 6.500%, 01/15/12	2,527,735
Ba1	260	XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E, 6.500%, 12/31/49(a)(e)	218,400
Baa2	25	Sr. Unsec’d. Notes, 5.250%, 09/15/14	26,521

			26,655,121

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	47

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Lodging 0.7%
B2	$1,739	FelCor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	$1,882,468
Ba1	2,205	Host Hotels & Resorts LP, Gtd. Notes, Ser. O, 6.375%, 03/15/15	2,243,587
Ba1	1,140	Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes, 7.875%, 05/01/12	1,171,350
Ba1	380	Sr. Unsec’d. Notes, 6.250%, 02/15/13	395,200
Baa3	980	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 5.625%, 03/01/21	1,004,934
Baa3	975	5.750%, 02/01/18	1,023,046

			7,720,585

Media & Entertainment 2.4%
Baa1	90	British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A, 6.100%, 02/15/18	101,602
Baa2	1,700	CBS Corp., Gtd. Notes, 8.200%, 05/15/14	1,953,745
Ba2	500	Gannett Co., Inc., Sr. Unsec’d. Notes, 6.375%, 04/01/12	505,000
Baa2	483	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	565,771
Caa2	1,000	Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 11.250%, 06/15/16	1,055,000
Ba3	2,000	Lamar Media Corp., Gtd. Notes, 9.750%, 04/01/14	2,200,000

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
B3	$1,300	Liberty Interactive LLC, Sr. Unsec’d. Notes, 5.700%, 05/15/13	$1,317,875
Caa1	1,235	Lin Television Corp., Gtd. Notes, 6.500%, 05/15/13(e)	1,235,000
Caa1	1,300	Gtd. Notes, Ser. B, 6.500%, 05/15/13	1,300,000
Baa2	600	NBCUniversal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	638,057
Baa1	1,075	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	1,180,588
Baa1	1,295	6.150%, 02/15/41	1,444,976
Baa1	160	6.900%, 08/15/39	187,323
Baa1	550	7.625%, 11/30/28	649,802
B2	2,320	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.500%, 05/01/16	2,662,200
B2	1,000	11.625%, 02/01/14	1,150,000
Ba1	2,400	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	2,352,000
Ba1	1,800	8.600%, 08/15/16	1,827,000
Caa1	900	SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	949,500
Baa2	725	Time Warner Cos., Inc., Gtd. Notes, 5.375%, 10/15/41(e)	764,524
Baa2	720	6.950%, 01/15/28	869,074
Baa2	540	Time Warner, Inc., 6.250%, 03/29/41	640,456
Baa1	315	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	339,235
Baa1	1,550	6.750%, 10/05/37	1,949,286

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	49

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa2	$750	Vivendi SA (France), Sr. Unsec’d. Notes, 144A, 5.750%, 04/04/13	$793,368

			28,631,382

Metals 1.7%
Baa3	25	Alcoa, Inc., Sr. Unsec’d. Notes, 5.400%, 04/15/21	24,771
Baa3	990	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 6.125%, 06/01/18(e)	1,016,849
B1	600	Arch Western Finance LLC, Sr. Sec’d. Notes, 6.750%, 07/01/13	606,000
Ba3	1,250	Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, RegS, 10.750%, 10/06/17	1,293,750
B(d)	2,200	Century Aluminum Co., Sec’d. Notes, 8.000%, 05/15/14	2,227,500
Baa3	795	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 8.375%, 04/01/17	850,650
B1	1,000	Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	1,085,000
B3	4,400	Metals USA, Inc., Sr. Sec’d. Notes, 11.125%, 12/01/15	4,565,000
Baa1	775	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	970,405
B2	1,450	Novelis, Inc. (Canada), Gtd. Notes, 8.375%, 12/15/17	1,566,000

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
B1	$1,150	Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Russian Federation), Sec’d. Notes, 7.500%, 05/22/12	$1,160,062
A3	1,100	Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes, 8.950%, 05/01/14	1,303,278
Ba2	910	Steel Dynamics, Inc., Gtd. Notes, 7.375%, 11/01/12	942,987
Baa2	309	Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 9.750%, 05/15/14	368,060
Baa2	101	10.250%, 05/15/16	118,291
Baa2	235	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/21/36	268,793
Baa2	505	6.875%, 11/10/39	581,978
Baa2	900	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 5.500%, 11/16/11(e)	901,575

			19,850,949

Non-Captive Finance 2.4%
B3	1,600	American General Finance Corp., Sr. Unsec’d. Notes, MTN, 5.200%, 12/15/11(e)	1,592,623
		Bosphorus Financial Services Ltd., (Cayman Islands), Sr. Sec’d. Notes, MTN, RegS
Baa2	124	2.086%, 02/15/12(a)	124,108
B2	1,750	CIT Group, Inc., Sec’d. Notes, 144A, 7.000%, 05/04/15(e)	1,750,000
B2	1,195	7.000%, 05/02/17(e)	1,192,012
Baa1	3,500	GATX Corp., Sr. Unsec’d. Notes, 4.750%, 10/01/12	3,592,484

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	51

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Aa2	$2,562	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 4.650%, 10/17/21	$2,639,188
Aa2	2,300	Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(i)	2,613,189
Aa2	1,630	6.875%, 01/10/39(i)	1,970,204
Aa3	545	Sub. Notes, 5.300%, 02/11/21(e)	580,023
Baa1	900	HSBC Finance Capital Trust IX, 5.911%, 11/30/35(a)	792,000
Baa1	145	HSBC Finance Corp., Sr. Sub. Notes, 6.676%, 01/15/21	147,480
Ba3	1,275	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14(e)	1,313,250
B1	575	Sr. Unsec’d. Notes, 5.750%, 05/15/16(e)	542,504
B1	700	6.250%, 05/15/19	658,923
B1	1,000	8.625%, 09/15/15	1,050,000
B1	1,000	Sr. Unsec’d. Notes, MTN, 6.375%, 03/25/13	1,002,500
Ba2	1,750	Nelnet, Inc., Jr. Sub. Notes, 3.740%, 09/29/36(a)	1,487,656
Baa3	670	Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 1.078%, 07/03/33(a)(c)	401,831
Ba1	630	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	630,000
Ba1	1,450	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	1,417,375
Ba1	1,000	8.000%, 03/25/20(e)	1,040,000
Ba1	1,100	8.450%, 06/15/18	1,166,000
Ba1	345	Sr. Unsec’d. Notes, Ser. A, MTN, 5.375%, 01/15/13	346,725

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
B3	$1,000	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN, 6.900%, 12/15/17	$762,500

			28,812,575

Packaging 0.4%
Ba2	1,225	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	1,316,875
Ba2	730	Greif Luxembourg Finance SCA (Luxembourg), 144A, 7.375%, 07/15/21	1,005,051
B1	2,300	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 07/15/13	2,398,410

			4,720,336

Paper 0.8%
Baa3	1,075	International Paper Co., Sr. Unsec’d. Notes, 7.300%, 11/15/39(e)	1,253,508
Baa3	800	7.950%, 06/15/18	960,174
Ba1	1,650	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19	1,808,751
Ba2	2,980	Rock-Tenn Co., Gtd. Notes, 9.250%, 03/15/16	3,166,250
Ba2	2,038	Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes, 11.500%, 07/01/14	2,139,900

			9,328,583

Pipelines & Other 0.5%
Baa3	510	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21(e)	506,283

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	53

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Baa3	$2,375	ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A, 6.000%, 05/13/21	$2,519,806
Baa2	520	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 7.300%, 08/15/33	617,085
Baa1	650	Mega Advance Investments Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A, 5.000%, 05/12/21	666,081
Baa3	355	NiSource Finance Corp., Gtd. Notes, 5.450%, 09/15/20	382,778
Baa3	400	Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes, 4.250%, 09/01/12	410,550
Baa1	750	Sempra Energy, Sr. Unsec’d. Notes, 6.500%, 06/01/16	876,863

			5,979,446

Real Estate Investment Trusts 0.6%
Baa2	1,100	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	1,206,041
Baa2	700	Mack-Cali Realty LP, Sr. Unsec’d. Notes, 4.600%, 06/15/13	719,067
Baa3	665	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	674,568
Baa3	1,415	Senior Housing Properties Trust, Sr. Unsec’d. Notes, 8.625%, 01/15/12	1,431,299
A3	260	Simon Property Group LP, Sr. Unsec’d. Notes, 4.200%, 02/01/15(e)	274,734
A3	340	6.750%, 05/15/14	378,571
A3	600	10.350%, 04/01/19	815,674

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
A2	$1,450	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	$1,563,771

			7,063,725

Retailers 1.2%
Baa2	460	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41	531,736
Baa2	1,225	6.125%, 09/15/39(e)	1,487,789
Ba1	379	GameStop Corp., Gtd. Notes, 8.000%, 10/01/12	379,038
Ba1	400	Macy’s Retail Holdings, Inc., Gtd. Notes, 5.350%, 03/15/12	405,062
Ba1	2,768	5.875%, 01/15/13(e)	2,860,570
Baa1	250	Nordstrom, Inc., Sr. Unsec’d. Notes, 4.000%, 10/15/21	258,646
B2	2,000	Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes, 9.250%, 11/15/14	2,052,500
B2	2,950	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	3,075,375
A2	1,600	Target Corp., Sr. Unsec’d. Notes, 7.000%, 01/15/38	2,202,160
Aa2	525	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 5.625%, 04/15/41	647,554

			13,900,430

Technology 0.9%
Ba3	540	Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 8.125%, 12/15/17(e)	556,200

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	55

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Baa2	$950	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	$1,017,320
Baa3	275	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	275,663
B3	1,600	CommScope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19(e)	1,576,000
Baa2	150	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	152,852
Baa2	165	3.125%, 06/15/16	167,591
Baa2	31	Motorola, Inc., Sr. Unsec’d. Notes, 8.000%, 11/01/11	31,006
BB(d)	825	NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A, 10.000%, 07/15/13	895,125
Ba1	1,050	Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 6.875%, 05/01/20	1,029,000
Baa3	968	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	1,101,100
Caa1	1,150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20(e)	1,178,750
Caa1	930	10.250%, 08/15/15(e)	964,875
Baa2	1,050	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	1,107,203
Baa2	540	8.250%, 05/15/14	614,797

			10,667,482

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications 2.2%
A2	$285	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	$336,210
A2	1,430	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	1,561,239
A2	1,250	5.550%, 08/15/41	1,410,374
A2	2,190	6.550%, 02/15/39	2,741,604
Baa2	150	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.875%, 12/15/30	219,573
Baa3	1,100	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 05/01/17(e)	1,190,750
A2	615	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 8.500%, 11/15/18	831,524
B1	1,217	Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A, 12.000%, 04/01/14	1,375,210
Baa3	2,890	Embarq Corp., Sr. Unsec’d. Notes, 144A, 7.082%, 06/01/16 (original cost $3,266,830; purchased 05/04/11 - 05/11/11)(c)(g)	3,132,104
B2	1,250	Metropcs Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18	1,271,875
Ba2	850	MTS International Funding Ltd. (Ireland), Sec’d. Notes, 144A, 8.625%, 06/22/20	928,625
B1	1,500	Nextel Communications, Inc., Gtd. Notes, Ser. E, 6.875%, 10/31/13	1,481,250
Baa3	1,250	Qwest Corp., Sr. Unsec’d. Notes, 3.597%, 06/15/13(a)(e)	1,256,250
Baa3	468	7.625%, 06/15/15(e)	519,480
Baa3	700	8.375%, 05/01/16	799,750

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	57

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Baa2	$1,600	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.950%, 09/30/14	$1,575,848
Baa1	515	Telefonica Emisiones SAU (Spain), Gtd. Notes, 5.134%, 04/27/20	511,816
A3	525	Verizon Communications, Inc., Sr. Unsec’d. Notes, 4.750%, 11/01/41	537,659
A3	600	6.400%, 02/15/38	750,737
A3	2,210	7.350%, 04/01/39	3,050,810
Ba3	1,000	Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Unsec’d. Notes, 144A, 6.493%, 02/02/16(c)(e)	975,000

			26,457,688

Tobacco 0.7%
Baa1	3,375	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	5,127,641
Baa2	340	Lorillard Tobacco Co., Gtd. Notes, 3.500%, 08/04/16	341,319
Baa2	305	8.125%, 06/23/19(e)	367,563
Baa3	2,375	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	2,744,420

			8,580,943

		Total corporate bonds	469,406,340

FOREIGN AGENCIES 2.1%
Aa3	100	China Development Bank Corp. (China), Sr. Unsec’d. Notes, 5.000%, 10/15/15	107,357
A1	1,190	Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes, 3.750%, 01/15/16	1,194,087

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

FOREIGN AGENCIES (Continued)
Baa3	$80	DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A, 6.850%, 07/02/37	$76,100
Baa3	650	Sr. Unsec’d. Notes, MTN, RegS, 6.850%, 07/02/37	618,312
A1	1,800	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 4.125%, 09/09/15	1,846,003
A1	600	4.375%, 09/15/21(e)	599,972
A1	220	5.875%, 01/14/15	236,767
Baa1	3,165	GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 9.250%, 04/23/19	3,920,802
Baa1	765	Sr. Unsec’d. Notes, RegS, 9.250%, 04/23/19	947,682
BBB+(d)	1,145	Gazprom International SA (Luxembourg), Gtd. Notes, 144A, 7.201%, 02/01/20	1,259,718
Aa3	2,575	IPIC Gmtn Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN, 5.500%, 03/01/22	2,558,263
Baa3	1,500	Kazmunaygas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN, 8.375%, 07/02/13	1,597,500
A1	925	Korea Development Bank (South Korea), Sr. Unsec’d. Notes, 3.875%, 05/04/17	924,220
A1	620	Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN, 4.500%, 03/23/15	642,442
A1	965	Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes, 3.250%, 09/20/16	947,437
A1	2,125	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 4.750%, 07/13/21	2,170,424
A1	1,320	6.250%, 06/17/14	1,435,643
NR	1,710	NAK Naftogaz Ukraine (Ukraine), Gtd. Notes, 9.500%, 09/30/14	1,692,900
A1	850	National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN, 3.500%, 02/08/17(e)	831,549

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	59

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

FOREIGN AGENCIES (Continued)
NR	$895	Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	$680,200
A2	305	Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A, 4.750%, 02/16/21	310,337
Aa3	220	RAS Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A, 5.298%, 09/30/20	237,924

		Total foreign agencies	24,835,639

MORTGAGE BACKED SECURITIES 7.1%
		Federal Home Loan Mortgage Corp.,
	4	2.615%, 07/01/30(a)	3,902
	1,000	4.000%, TBA 30 YR	1,037,187
	1,895	4.500%, 10/01/39	2,000,695
	6,500	4.500%, TBA 30 YR	6,853,437
	884	5.000%, 07/01/40	949,138
	1,000	5.000%, TBA 30 YR	1,070,000
	1,290	5.500%, 10/01/33 - 07/01/34	1,420,271
	1,265	6.000%, 10/01/32 - 12/01/36	1,400,027
	345	6.500%, 07/01/32 - 11/01/33	389,568
	171	7.000%, 09/01/32	197,744
	28	8.500%, 08/01/24 - 11/01/24	33,851
		Federal National Mortgage Association,
	97	1.631%, 09/01/40(a)	98,719
	20	2.413%, 09/01/31(a)	21,377
	3,500	3.000%, TBA 15 YR	3,584,219
	52	3.388%, 05/01/36(a)	52,888
	2,000	4.000%, TBA 30 YR	2,078,750
	65	4.500%, 08/01/33	69,008
	23	4.528%, 01/01/28(a)	23,542
	7,532	5.000%, 10/01/17 - 03/01/34	8,130,395
	15,059	5.500%, 03/01/16 - 03/01/35	16,436,950
	4,198	6.000%, 12/01/16 - 06/01/37	4,646,667
	5,500	6.000%, TBA 30 YR	6,026,797
	1,836	6.500%, 12/01/17 - 11/01/33	2,056,856
	125	7.000%, 03/01/32 - 06/01/32	143,438

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)

MORTGAGE BACKED SECURITIES (Continued)
			Government National Mortgage Association,
	$12		2.125%, 11/20/29(a)	$12,269
	65		2.375%, 05/20/30(a)	67,785
	500		4.000%, TBA 30 YR	533,281
	12,000		4.500%, TBA 30 YR	13,008,750
	2,000		5.000%, TBA 30 YR	2,198,126
	6,000		5.000%, TBA 30 YR	6,602,812
	25		5.500%, 08/15/33	27,799
	1,000		5.500%, TBA 30 YR	1,109,844
	231		6.000%, 01/15/33 - 12/15/33	259,882
	1,034		6.500%, 09/15/32 - 07/15/38	1,176,195
	985	(h)	8.000%, 08/20/31	1,175
	1		8.500%, 06/15/30	1,265

			Total mortgage backed securities	83,724,609

MUNICIPAL BONDS 0.9%

California 0.2%
A1	525		Bay Area Toll Authority, Build America Bonds, Taxable, Revenue Bonds, 6.907%, 10/01/50	680,416
A1	835		State of California, Build America Bonds, GO, 7.300%, 10/01/39	1,003,152
A1	275		7.625%, 03/01/40	341,671
Aa1	500		University of California, Build America Bonds, Revenue Bonds, 5.770%, 05/15/43	565,970

				2,591,209

Colorado
Aa2	475		Regional Transportation Dist. Colo. Sales Tax Rev., Build America Bonds, Ser. B, 5.844%, 11/01/50	598,110

Illinois 0.1%
A1	545		Chicago O’Hare International Airport, Build America Bonds, Revenue Bonds, 6.395%, 01/01/40	647,994

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	61

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

New Jersey 0.2%
A3	$725	New Jersey State Turnpike Authority, Build America Bond, Taxable, Issuer Subsidy, Revenue Bonds, Ser. A,, 7.102%, 01/01/41	$964,402
A3	750	Ser. F, 7.414%, 01/01/40	1,031,963

			1,996,365

Ohio 0.2%
Aa1	1,350	Ohio State University (The), Build America Bonds, Taxable, Ser. A, 4.800%, 06/01/2111	1,366,875
Aa1	295	Ser. C, 4.910%, 06/01/40	330,928
Aaa	375	Ohio State Water Development Authority, Build America Bonds, Taxable, Revenue Bonds, 4.879%, 12/01/34	413,269

			2,111,072

Oregon
Aa2	235	Oregon State Department of Transportation, Build America Bonds, Taxable, Subordinated Lien, Revenue Bonds, Ser. A, 5.834%, 11/15/34	286,197

Pennsylvania 0.1%
Aa3	715	Pennsylvania State Turnpike Commission, Build America Bonds, Ser. B, 5.511%, 12/01/45	805,076

Tennessee 0.1%
Aa2	550	Metropolitan Government of Nashville & Davidson County Convention Center Authority, Build America Bonds, Taxable, Subordinated, Revenue Bonds, Ser. B, 6.731%, 07/01/43	648,378

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Moody’s Ratings† (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

Texas
Aaa		$200	Texas State Transportation Commission, Build America Bonds, Taxable, First Tier, Revenue Bonds, Ser. B, 5.028%, 04/01/26	$232,386

			Total municipal bonds	9,916,787

SOVEREIGNS 2.3%
NR		800	Argentina Bonos (Argentina), Sr. Unsec’d. Notes, 7.000%, 10/03/15	709,178
NR	EUR	2,030	Argentine Republic Government International Bond (Argentina), 7.820%, 12/31/33	1,685,692
Baa2		5,000	Brazilian Government International Bond (Brazil), 4.875%, 01/22/21	5,522,500
Ba1		1,500	Indonesia Government International Bond (Indonesia), RegS, 6.750%, 03/10/14	1,631,250
Ba1		1,400	7.250%, 04/20/15	1,592,500
Ba1		1,000	10.375%, 05/04/14	1,178,750
Ba1		1,100	Ireland Government Bond (Ireland), 4.500%, 04/18/20	1,202,435
B3	EUR	255	Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes, 11.000%, 07/27/12	359,900
Baa1	MXN	22,020	Mexican Bonos (Mexico), Ser. M 30, 10.000%, 11/20/36	2,118,031
Baa3		369	Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 2.440%, 05/31/18(j)	317,353
A2	PLN	7,060	Poland Government Bond (Poland), Ser. 1019, 5.500%, 10/25/19	2,214,374

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	63

Portfolio of Investments

as of October 31, 2011 continued

Moody’s Ratings† (Unaudited)	Principal Amount (000)#		Description	Value (Note 1)

SOVEREIGNS (Continued)
Aa2		$345	Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A, 5.250%, 01/20/20	$382,087
Aa2		885	6.400%, 01/20/40	1,086,337
B(d)		1,025	Republic of Ghana (Ghana), Sr. Unsec’d. Notes, 144A, 8.500%, 10/04/17	1,148,000
A3	ZAR	41,520	South Africa Government Bond (South Africa), Ser. R213, 7.000%, 02/28/31	4,361,549
B2		1,195	Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, 9.250%, 09/15/27(e)	863,388

			Total sovereigns	26,373,324

U.S. GOVERNMENT TREASURY SECURITIES 10.0%
		3,425	U.S. Treasury Bonds, 3.500%, 02/15/39	3,622,472
		550	3.750%, 08/15/41	607,750
		7,275	4.375%, 05/15/41	8,930,062
		3,310	4.750%, 02/15/41(e)	4,303,000
		1,695	9.125%, 05/15/18(e)	2,513,102
		47,880	U.S. Treasury Notes, 1.000%, 10/31/16	47,863,166
		24,005	1.375%, 09/30/18	23,659,928
		6,080	3.000%, 09/30/16	6,669,474
		11,000	U.S. Treasury Strip Coupons, 2.750%, 08/15/23(b)	7,973,647
		20,000	4.130%, 05/15/28(b)	11,807,360

			Total U.S. government treasury securities	117,949,961

Shares	Description
PREFERRED STOCK 0.1%

Banking
22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	592,460

	Total long-term investments (cost $1,057,526,200)	1,084,064,633

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 17.2%

AFFILIATED MUTUAL FUNDS
2,823,622	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $28,012,701)(k)	$25,045,525
177,384,695	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $177,384,695; includes $73,318,723 of cash collateral received for securities on loan)(k)(l)	177,384,695

	Total short-term investments (cost $205,397,396)	202,430,220

	Total Investments 109.4% (cost $1,262,923,596; Note 5)	1,286,494,853
	Liabilities in excess of other assets(m) (9.4%)	(110,049,142)

	Net Assets 100.0%	$1,176,445,711

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset Backed Security

ARM—Adjustable Rate Mortgage

AUD—Australian Dollar

BBR—New Zealand Bank Bill Rate

BRL—Brazilian Real

BBSW—Bank Bill Swap Reference Rate

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CHF—Swiss Franc

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

GO—General Obligation

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	65

Portfolio of Investments

as of October 31, 2011 continued

ILS—Israeli Shekel

JIBAR—Johannesburg Interbank Agreed Rate

KRW—South Korean Won

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MEXIBOR—Mexico Interbank Offered Rate

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NR—Not Rated

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

PRIBOR—Prague Interbank Offered Rate

RON—Romanian Leu

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TBA—To Be Announced

THB—Thailand Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

†	The ratings reflected are as of October 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(b)	The rate shown is the effective yield at October 31, 2011.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard and Poor’s Rating
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,594,162; cash collateral of $73,318,723 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $6,933,648. The aggregate value of $6,835,235 is approximately 0.6% of net assets.
(h)	Amount is actual; not rounded to thousands.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at October 31, 2011.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at October 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
	Long Positions:
441	2 Year U.S. Treasury Notes	Dec. 2011	$97,140,355	$97,144,031	$3,676
726	5 Year U.S. Treasury Notes	Dec. 2011	88,435,604	89,014,406	578,802
2	10 Year U.S. Treasury Notes	Dec. 2011	255,752	258,125	2,373
77	U.S. Long Bond	Dec. 2011	10,974,344	10,705,406	(268,938)

					315,913

	Short Position:
2	Ultra Bond	Dec. 2011	302,560	304,750	(2,190)

					$313,723

Forward foreign currency exchange contracts outstanding at October 31, 2011:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar
Expiring 11/18/11	Citibank NA	AUD	11,536,844	$11,828,461	$12,132,055	$303,594
Brazilian Real
Expiring 01/19/12	Citibank NA	BRL	3,826,453	2,077,900	2,188,192	110,292
Expiring 01/19/12	Citibank NA	BRL	3,712,381	2,091,600	2,122,959	31,359
Expiring 01/19/12	Citibank NA	BRL	1,977,098	1,041,400	1,130,621	89,221
Expiring 01/19/12	Citibank NA	BRL	1,941,839	1,036,200	1,110,458	74,258
Expiring 01/19/12	Citibank NA	BRL	1,937,176	1,036,200	1,107,792	71,592
Expiring 01/19/12	Citibank NA	BRL	1,928,675	1,030,000	1,102,930	72,930
Expiring 01/19/12	Citibank NA	BRL	1,926,826	1,039,000	1,101,873	62,873
Expiring 01/19/12	Citibank NA	BRL	1,894,028	1,072,800	1,083,117	10,317
Expiring 01/19/12	Citibank NA	BRL	1,894,021	1,028,800	1,083,113	54,313
Expiring 01/19/12	Citibank NA	BRL	1,881,911	1,022,500	1,076,188	53,688
Expiring 01/19/12	Morgan Stanley & Co., Inc.	BRL	3,954,649	2,303,500	2,261,502	(41,998)
British Pound
Expiring 11/22/11	Citibank NA	GBP	1,738,345	2,763,300	2,794,489	31,189

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	67

Portfolio of Investments

as of October 31, 2011 continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Canadian Dollar
Expiring 11/17/11	Goldman Sachs Group LP	CAD	1,740,751	$1,724,600	$1,745,752	$21,152
Expiring 11/17/11	Morgan Stanley & Co., Inc.	CAD	7,588,146	7,450,279	7,609,947	159,668
Expiring 11/17/11	Morgan Stanley & Co., Inc.	CAD	1,659,877	1,636,100	1,664,646	28,546
Chilean Peso
Expiring 12/02/11	Citibank NA	CLP	852,875,350	1,833,943	1,734,294	(99,649)
Expiring 12/02/11	Citibank NA	CLP	668,397,840	1,433,100	1,359,165	(73,935)
Expiring 12/02/11	Citibank NA	CLP	539,874,500	1,030,000	1,097,817	67,817
Expiring 12/02/11	Citibank NA	CLP	528,031,600	1,028,800	1,073,735	44,935
Expiring 12/02/11	Citibank NA	CLP	523,916,400	1,028,800	1,065,367	36,567
Expiring 01/09/12	Citibank NA	CLP	1,141,584,865	2,227,700	2,309,991	82,291
Expiring 01/09/12	Citibank NA	CLP	857,932,100	1,658,000	1,736,021	78,021
Expiring 01/09/12	Citibank NA	CLP	850,958,330	1,676,600	1,721,910	45,310
Expiring 01/09/12	Citibank NA	CLP	823,146,880	1,558,400	1,665,634	107,234
Expiring 01/09/12	Citibank NA	CLP	806,939,280	1,568,700	1,632,838	64,138
Expiring 01/09/12	Citibank NA	CLP	554,781,480	1,036,200	1,122,598	86,398
Expiring 01/09/12	Citibank NA	CLP	549,319,300	1,039,000	1,111,545	72,545
Expiring 01/09/12	Citibank NA	CLP	549,186,000	1,036,200	1,111,275	75,075
Expiring 01/09/12	Citibank NA	CLP	539,385,630	1,043,400	1,091,444	48,044
Expiring 01/09/12	Citibank NA	CLP	537,741,000	1,072,800	1,088,116	15,316
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	31,680,581	5,007,600	5,004,602	(2,998)
Expiring 08/02/12	UBS AG	CNY	58,274,640	9,180,000	9,205,683	25,683
Expiring 08/02/12	UBS AG	CNY	55,475,250	8,702,000	8,763,462	61,462
Expiring 08/02/12	UBS AG	CNY	15,833,377	2,501,600	2,501,209	(391)
Colombian Peso
Expiring 11/01/11	Citibank NA	COP	3,041,665,060	1,632,618	1,630,046	(2,572)
Expiring 11/01/11	Citibank NA	COP	2,677,992,240	1,437,416	1,435,151	(2,265)
Expiring 12/06/11	Citibank NA	COP	5,006,113,875	2,614,500	2,681,655	67,155
Expiring 12/06/11	Citibank NA	COP	4,186,405,225	2,227,700	2,242,557	14,857
Expiring 12/06/11	Citibank NA	COP	3,489,698,000	1,968,800	1,869,347	(99,453)
Expiring 12/06/11	Citibank NA	COP	3,050,957,600	1,558,400	1,634,325	75,925
Expiring 12/06/11	Citibank NA	COP	2,559,373,290	1,433,100	1,370,995	(62,105)
Expiring 12/06/11	Citibank NA	COP	2,116,335,900	1,097,400	1,133,670	36,270
Expiring 12/06/11	Citibank NA	COP	2,048,774,640	1,036,200	1,097,479	61,279
Expiring 12/06/11	Citibank NA	COP	2,033,801,550	1,036,200	1,089,459	53,259

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 12/06/11	Citibank NA	COP	2,027,843,400	$1,036,200	$1,086,267	$50,067
Expiring 12/06/11	Citibank NA	COP	1,935,571,950	1,023,300	1,036,839	13,539
Expiring 12/06/11	Citibank NA	COP	1,426,332,683	804,100	764,052	(40,048)
Expiring 12/06/11	Citibank NA	COP	853,532,030	466,156	457,217	(8,939)
Expiring 12/06/11	UBS AG	COP	3,565,539,000	1,956,400	1,909,974	(46,426)
Czech Koruna
Expiring 11/21/11	Citibank NA	CZK	53,933,052	2,944,420	3,000,952	56,532
Hungarian Forint
Expiring 11/21/11	Citibank NA	HUF	353,999,580	1,670,800	1,601,722	(69,078)
Expiring 11/21/11	JPMorgan Chase Securities	HUF	355,880,747	1,658,000	1,610,234	(47,766)
Indian Rupee
Expiring 12/23/11	Morgan Stanley & Co., Inc.	INR	155,096,481	3,353,800	3,155,383	(198,417)
Expiring 12/23/11	Morgan Stanley & Co., Inc.	INR	120,452,040	2,501,600	2,450,554	(51,046)
Expiring 12/23/11	Morgan Stanley & Co., Inc.	INR	84,548,744	1,727,600	1,720,114	(7,486)
Expiring 12/23/11	UBS AG	INR	95,983,760	2,003,000	1,952,756	(50,244)
Expiring 12/23/11	UBS AG	INR	73,977,200	1,608,200	1,505,040	(103,160)
Expiring 12/23/11	UBS AG	INR	51,606,564	1,043,400	1,049,917	6,517
Expiring 12/23/11	UBS AG	INR	50,521,725	1,022,500	1,027,847	5,347
Indonesian Rupiah
Expiring 12/27/11	Morgan Stanley & Co., Inc.	IDR	14,472,479,500	1,628,500	1,624,652	(3,848)
Expiring 12/27/11	UBS AG	IDR	19,911,182,600	2,227,700	2,235,190	7,490
Expiring 12/27/11	UBS AG	IDR	9,630,500,000	1,030,000	1,081,101	51,101
Expiring 12/27/11	UBS AG	IDR	9,543,402,000	1,036,200	1,071,323	35,123
Israeli Shekel
Expiring 11/16/11	Goldman Sachs Group LP	ILS	8,506,559	2,388,500	2,344,793	(43,707)
Expiring 11/16/11	JPMorgan Chase Securities	ILS	9,590,729	2,719,000	2,643,639	(75,361)
Expiring 11/16/11	JPMorgan Chase Securities	ILS	7,804,649	2,151,900	2,151,314	(586)
Expiring 11/16/11	JPMorgan Chase Securities	ILS	5,499,221	1,501,000	1,515,834	14,834
Expiring 11/16/11	JPMorgan Chase Securities	ILS	4,131,294	1,151,800	1,138,771	(13,029)
Expiring 11/16/11	JPMorgan Chase Securities	ILS	3,649,736	982,300	1,006,032	23,732

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	69

Portfolio of Investments

as of October 31, 2011 continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 11/16/11	UBS AG	ILS	5,497,709	$1,502,300	$1,515,417	$13,117
Malaysian Ringgit
Expiring 11/14/11	UBS AG	MYR	5,833,485	1,934,500	1,899,838	(34,662)
Expiring 11/14/11	UBS AG	MYR	4,777,945	1,565,000	1,556,072	(8,928)
Expiring 12/20/11	UBS AG	MYR	6,191,273	2,003,000	2,012,659	9,659
Expiring 12/23/11	UBS AG	MYR	5,294,230	1,727,600	1,720,816	(6,784)
Expiring 12/23/11	UBS AG	MYR	4,961,946	1,558,400	1,612,812	54,412
Expiring 12/23/11	UBS AG	MYR	3,308,897	1,036,200	1,075,511	39,311
Expiring 12/23/11	UBS AG	MYR	3,295,634	1,036,200	1,071,200	35,000
Expiring 12/23/11	UBS AG	MYR	3,287,232	1,043,400	1,068,469	25,069
Expiring 12/23/11	UBS AG	MYR	3,259,759	1,045,800	1,059,539	13,739
Mexican Peso
Expiring 11/17/11	JPMorgan Chase Securities	MXN	69,457,471	5,153,281	5,203,058	49,777
Expiring 11/17/11	JPMorgan Chase Securities	MXN	23,181,254	1,724,600	1,736,507	11,907
Expiring 11/17/11	JPMorgan Chase Securities	MXN	7,562,224	558,900	566,486	7,586
Expiring 11/17/11	Morgan Stanley & Co., Inc.	MXN	22,374,518	1,670,800	1,676,075	5,275
New Zealand Dollar
Expiring 11/18/11	JPMorgan Chase Securities	NZD	11,135,338	8,853,295	8,993,990	140,695
Expiring 11/18/11	UBS AG	NZD	1,373,491	1,090,700	1,109,366	18,666
Norwegian Krone
Expiring 11/21/11	Goldman Sachs Group LP	NOK	6,112,336	1,090,700	1,096,386	5,686
Expiring 11/21/11	JPMorgan Chase Securities	NOK	53,592,309	9,482,597	9,612,997	130,400
Peruvian Nuevo Sol
Expiring 01/13/12	Citibank NA	PEN	5,874,687	2,151,900	2,156,876	4,976
Expiring 01/13/12	Citibank NA	PEN	2,892,552	1,036,200	1,061,993	25,793
Philippine Peso
Expiring 11/09/11	UBS AG	PHP	90,343,942	2,120,501	2,117,826	(2,675)
Expiring 11/09/11	UBS AG	PHP	54,505,605	1,266,100	1,277,710	11,610
Expiring 11/22/11	Citibank NA	PHP	61,074,017	1,447,766	1,430,530	(17,236)
Expiring 11/22/11	UBS AG	PHP	111,895,605	2,654,700	2,620,919	(33,781)
Expiring 11/22/11	UBS AG	PHP	21,724,536	499,874	508,852	8,978
Expiring 01/06/12	Morgan Stanley & Co., Inc.	PHP	69,575,229	1,613,900	1,626,568	12,668

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 01/06/12	UBS AG	PHP	68,211,168	$1,558,400	$1,594,678	$36,278
Expiring 01/06/12	UBS AG	PHP	68,113,152	1,565,100	1,592,386	27,286
Expiring 01/06/12	UBS AG	PHP	67,909,023	1,568,700	1,587,614	18,914
Expiring 01/06/12	UBS AG	PHP	45,395,922	1,036,200	1,061,291	25,091
Polish Zloty
Expiring 11/21/11	Citibank NA	PLN	1,725,956	563,364	541,294	(22,070)
Expiring 11/21/11	JPMorgan Chase Securities	PLN	2,561,050	790,789	803,196	12,407
Romanian Leu
Expiring 11/21/11	JPMorgan Chase Securities	RON	5,183,319	1,658,000	1,648,923	(9,077)
Russian Rouble
Expiring 11/08/11	Morgan Stanley & Co., Inc.	RUB	108,911,520	3,672,000	3,585,293	(86,707)
Expiring 11/08/11	Morgan Stanley & Co., Inc.	RUB	81,213,130	2,702,600	2,673,481	(29,119)
Expiring 11/08/11	Morgan Stanley & Co., Inc.	RUB	22,235,797	799,763	731,987	(67,776)
Expiring 12/16/11	Citibank NA	RUB	46,073,195	1,501,000	1,506,506	5,506
Expiring 12/21/11	Barclays Capital, Inc.	RUB	52,294,452	1,727,600	1,708,168	(19,432)
Expiring 12/21/11	Citibank NA	RUB	100,365,426	3,137,400	3,278,378	140,978
Expiring 12/21/11	Citibank NA	RUB	68,835,930	2,227,700	2,248,485	20,785
Expiring 12/21/11	Citibank NA	RUB	65,746,750	2,045,000	2,147,579	102,579
Expiring 12/21/11	Citibank NA	RUB	45,005,003	1,473,400	1,470,062	(3,338)
Expiring 12/21/11	Citibank NA	RUB	34,028,808	1,036,200	1,111,531	75,331
Expiring 12/21/11	Citibank NA	RUB	34,023,627	1,036,200	1,111,362	75,162
Expiring 12/21/11	Citibank NA	RUB	33,847,896	1,043,400	1,105,622	62,222
Expiring 12/21/11	Citibank NA	RUB	33,210,655	1,057,900	1,084,807	26,907
Expiring 12/21/11	Morgan Stanley & Co., Inc.	RUB	51,651,785	1,727,600	1,687,175	(40,425)
Singapore Dollar
Expiring 11/18/11	UBS AG	SGD	18,229,317	14,399,201	14,527,598	128,397
South African Rand
Expiring 11/28/11	Citibank NA	ZAR	17,704,401	2,227,700	2,221,738	(5,962)
Expiring 11/28/11	Citibank NA	ZAR	13,325,869	1,727,600	1,672,273	(55,327)
Expiring 11/28/11	Citibank NA	ZAR	8,129,629	1,050,045	1,020,193	(29,852)
South Korean Won
Expiring 11/30/11	Morgan Stanley & Co., Inc.	KRW	1,849,976,000	1,628,500	1,665,595	37,095
Expiring 11/30/11	Morgan Stanley & Co., Inc.	KRW	1,233,626,940	1,075,900	1,110,675	34,775

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	71

Portfolio of Investments

as of October 31, 2011 continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 11/30/11	UBS AG	KRW	3,065,400,900	$2,866,200	$2,759,882	$(106,318)
Expiring 11/30/11	UBS AG	KRW	2,045,609,300	1,888,400	1,841,730	(46,670)
Expiring 11/30/11	UBS AG	KRW	1,842,808,000	1,558,400	1,659,141	100,741
Expiring 11/30/11	UBS AG	KRW	1,831,167,000	1,565,100	1,648,660	83,560
Expiring 11/30/11	UBS AG	KRW	1,828,633,590	1,568,700	1,646,379	77,679
Expiring 11/30/11	UBS AG	KRW	1,208,325,600	1,028,800	1,087,896	59,096
Swedish Krona
Expiring 11/21/11	Goldman Sachs Group LP	SEK	14,993,283	2,299,500	2,297,893	(1,607)
Expiring 11/21/11	Goldman Sachs Group LP	SEK	7,214,592	1,090,700	1,105,719	15,019
Expiring 11/21/11	Morgan Stanley & Co., Inc.	SEK	48,223,001	7,219,530	7,390,729	171,199
Swiss Franc
Expiring 11/21/11	Citibank NA	CHF	1,962,765	2,235,500	2,236,700	1,200
Taiwan Dollar
Expiring 12/09/11	Morgan Stanley & Co., Inc.	TWD	64,557,000	2,151,900	2,159,505	7,605
Expiring 12/09/11	UBS AG	TWD	66,953,524	2,227,700	2,239,672	11,972
Expiring 12/09/11	UBS AG	TWD	59,074,344	2,083,200	1,976,104	(107,096)
Expiring 12/09/11	UBS AG	TWD	47,349,641	1,568,700	1,583,900	15,200
Expiring 12/09/11	UBS AG	TWD	42,539,576	1,498,400	1,422,997	(75,403)
Expiring 12/09/11	UBS AG	TWD	32,294,516	1,154,200	1,080,288	(73,912)
Expiring 12/09/11	UBS AG	TWD	31,835,050	1,118,000	1,064,919	(53,081)
Thailand Baht
Expiring 11/30/11	Citibank NA	THB	64,581,304	2,141,290	2,094,755	(46,535)
Expiring 11/30/11	Morgan Stanley & Co., Inc.	THB	66,106,368	2,151,900	2,144,222	(7,678)
Expiring 11/30/11	UBS AG	THB	48,535,578	1,568,700	1,574,297	5,597
Expiring 11/30/11	UBS AG	THB	48,439,845	1,565,100	1,571,192	6,092
Expiring 11/30/11	UBS AG	THB	32,387,708	1,039,000	1,050,526	11,526
Turkish Lira
Expiring 11/17/11	Goldman Sachs Group LP	TRY	1,995,026	1,117,800	1,123,873	6,073
Expiring 11/28/11	Morgan Stanley & Co., Inc.	TRY	1,211,947	668,300	681,053	12,753
Expiring 11/28/11	UBS AG	TRY	4,083,213	2,299,500	2,294,558	(4,942)
Expiring 11/28/11	UBS AG	TRY	4,080,231	2,227,700	2,292,882	65,182
Expiring 11/28/11	UBS AG	TRY	3,021,171	1,676,600	1,697,745	21,145

						$2,643,631

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold:
Australian Dollar
Expiring 11/18/11	JPMorgan Chase Securities	AUD	3,297,774	$3,483,300	$3,467,913	$15,387
Expiring 11/18/11	Morgan Stanley & Co., Inc.	AUD	1,518,170	1,545,158	1,596,495	(51,337)
Brazilian Real
Expiring 01/19/12	Citibank NA	BRL	6,099,969	3,365,500	3,488,323	(122,823)
Expiring 01/19/12	Citibank NA	BRL	2,933,743	1,628,500	1,677,687	(49,187)
Expiring 01/19/12	Citibank NA	BRL	2,822,785	1,445,728	1,614,235	(168,507)
Expiring 01/19/12	Citibank NA	BRL	2,012,199	1,105,300	1,150,694	(45,394)
Expiring 01/19/12	UBS AG	BRL	3,998,690	2,181,500	2,286,687	(105,187)
Expiring 01/19/12	UBS AG	BRL	2,881,822	1,533,700	1,647,996	(114,296)
Expiring 01/19/12	UBS AG	BRL	2,171,201	1,209,582	1,241,621	(32,039)
Canadian Dollar
Expiring 11/17/11	Morgan Stanley & Co., Inc.	CAD	2,238,112	2,227,700	2,244,542	(16,842)
Chilean Peso
Expiring 12/02/11	Citibank NA	CLP	814,991,950	1,682,825	1,657,259	25,566
Expiring 12/02/11	Citibank NA	CLP	789,313,975	1,475,078	1,605,044	(129,966)
Expiring 12/02/11	Citibank NA	CLP	706,281,240	1,472,800	1,436,200	36,600
Expiring 01/09/12	Citibank NA	CLP	2,273,289,045	4,362,900	4,599,989	(237,089)
Expiring 12/02/11	UBS AG	CLP	802,508,525	1,533,700	1,631,875	(98,175)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	37,385,959	5,894,050	5,905,884	(11,834)
Expiring 08/02/12	UBS AG	CNY	37,391,853	5,894,050	5,906,816	(12,766)
Expiring 08/02/12	UBS AG	CNY	16,460,160	2,571,900	2,600,222	(28,322)
Expiring 08/02/12	UBS AG	CNY	11,702,597	1,861,100	1,848,667	12,433
Expiring 08/02/12	UBS AG	CNY	8,532,902	1,359,500	1,347,948	11,552
Colombian Peso
Expiring 11/01/11	Morgan Stanley & Co., Inc.	COP	3,286,968,000	1,764,285	1,761,505	2,780
Expiring 11/01/11	Morgan Stanley & Co., Inc.	COP	2,432,689,300	1,305,749	1,303,692	2,057
Expiring 12/06/11	Citibank NA	COP	6,167,674,183	3,379,085	3,303,875	75,210
Expiring 12/06/11	Citibank NA	COP	3,412,905,320	1,888,400	1,828,211	60,189
Expiring 12/06/11	Citibank NA	COP	2,116,335,900	1,098,824	1,133,670	(34,846)
Expiring 12/06/11	Citibank NA	COP	1,935,571,950	981,403	1,036,839	(55,436)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	73

Portfolio of Investments

as of October 31, 2011 continued

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Expiring 12/06/11	Morgan Stanley & Co., Inc.	COP	3,221,974,000	$1,727,600	$1,725,934	$1,666
Expiring 12/06/11	UBS AG	COP	2,313,895,500	1,296,300	1,239,498	56,802
Czech Koruna
Expiring 11/21/11	Citibank NA	CZK	31,156,940	1,741,700	1,733,640	8,060
Euro
Expiring 11/22/11	Morgan Stanley & Co., Inc.	EUR	4,899,628	6,793,927	6,778,171	15,756
Expiring 11/22/11	Morgan Stanley & Co., Inc.	EUR	2,168,457	3,018,900	2,999,855	19,045
Expiring 11/22/11	Morgan Stanley & Co., Inc.	EUR	900,500	1,248,179	1,245,756	2,423
Hungarian Forint
Expiring 11/21/11	Citibank NA	HUF	723,028,939	3,334,200	3,271,449	62,751
Indian Rupee
Expiring 12/23/11	UBS AG	INR	151,548,276	3,068,400	3,083,196	(14,796)
Expiring 12/23/11	UBS AG	INR	78,664,630	1,663,100	1,600,404	62,696
Expiring 12/23/11	UBS AG	INR	76,431,851	1,596,988	1,554,979	42,009
Expiring 12/23/11	UBS AG	INR	64,887,524	1,313,779	1,320,114	(6,335)
Expiring 12/23/11	UBS AG	INR	62,398,600	1,255,000	1,269,478	(14,478)
Expiring 12/23/11	UBS AG	INR	43,778,296	936,835	890,654	46,181
Expiring 12/23/11	UBS AG	INR	39,729,689	787,819	808,287	(20,468)
Expiring 12/23/11	UBS AG	INR	30,198,904	651,400	614,386	37,014
Indonesian Rupiah
Expiring 12/27/11	UBS AG	IDR	11,464,425,000	1,255,000	1,286,973	(31,973)
Israeli Shekel
Expiring 11/16/11	Citibank NA	ILS	5,049,330	1,370,176	1,391,824	(21,648)
Expiring 11/16/11	Citibank NA	ILS	4,833,965	1,296,486	1,332,459	(35,973)
Expiring 11/16/11	Goldman Sachs Group LP	ILS	3,457,229	958,200	952,969	5,231
Expiring 11/16/11	JPMorgan Chase Securities	ILS	9,812,701	2,652,100	2,704,825	(52,725)
Expiring 11/16/11	JPMorgan Chase Securities	ILS	9,590,729	2,652,975	2,643,639	9,336
Malaysian Ringgit
Expiring 11/14/11	UBS AG	MYR	7,605,958	2,510,300	2,477,093	33,207
Expiring 11/14/11	UBS AG	MYR	3,005,472	983,756	978,816	4,940
Expiring 12/20/11	UBS AG	MYR	6,191,273	1,942,360	2,012,659	(70,299)
Expiring 12/23/11	UBS AG	MYR	9,088,537	2,874,300	2,954,103	(79,803)

See Notes to Financial Statements.

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Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Mexican Peso
Expiring 11/17/11	JPMorgan Chase Securities	MXN	45,173,006	$3,272,200	$3,383,909	$(111,709)
Expiring 11/17/11	JPMorgan Chase Securities	MXN	30,398,734	2,210,600	2,277,169	(66,569)
Expiring 11/17/11	Citibank NA	MXN	30,154,628	2,235,500	2,258,883	(23,383)
Expiring 11/17/11	Citibank NA	MXN	15,320,421	1,161,100	1,147,653	13,447
New Zealand Dollar
Expiring 11/18/11	Citibank NA	NZD	2,864,495	2,322,200	2,313,647	8,553
Norwegian Krone
Expiring 11/21/11	Citibank NA	NOK	12,594,431	2,318,000	2,259,097	58,903
Expiring 11/21/11	UBS AG	NOK	12,824,754	2,322,200	2,300,411	21,789
Peruvian Nuevo Sol
Expiring 01/13/12	Citibank NA	PEN	8,767,239	3,193,312	3,218,869	(25,557)
Philippine Peso
Expiring 11/09/11	UBS AG	PHP	144,849,547	3,325,288	3,395,536	(70,248)
Expiring 11/22/11	UBS AG	PHP	109,327,943	2,552,900	2,560,777	(7,877)
Expiring 11/22/11	UBS AG	PHP	85,366,215	1,964,700	1,999,524	(34,824)
Expiring 01/06/12	UBS AG	PHP	97,829,645	2,303,500	2,287,115	16,385
Polish Zloty
Expiring 11/21/11	Citibank NA	PLN	7,080,669	2,181,500	2,220,639	(39,139)
Expiring 11/21/11	Citibank NA	PLN	4,437,343	1,393,300	1,391,640	1,660
Romanian Leu
Expiring 11/21/11	Citibank NA	RON	5,183,319	1,657,556	1,648,923	8,633
Russian Rouble
Expiring 11/08/11	Citibank NA	RUB	190,124,650	6,361,131	6,258,774	102,357
Expiring 11/08/11	Citibank NA	RUB	22,235,797	757,092	731,987	25,105
Expiring 12/16/11	Citibank NA	RUB	46,073,195	1,444,391	1,506,506	(62,115)
Expiring 12/21/11	Citibank NA	RUB	138,238,487	4,362,900	4,515,480	(152,580)
Expiring 12/21/11	Citibank NA	RUB	65,746,750	1,987,628	2,147,579	(159,951)
Expiring 12/21/11	Citibank NA	RUB	45,005,003	1,454,355	1,470,062	(15,707)
Singapore Dollar
Expiring 11/18/11	Goldman Sachs Group LP	SGD	7,418,587	5,921,700	5,912,139	9,561
Expiring 11/18/11	JPMorgan Chase Securities	SGD	3,413,234	2,673,446	2,720,129	(46,683)
South African Rand
Expiring 11/28/11	UBS AG	ZAR	26,300,194	3,314,908	3,300,430	14,478
South Korean Won
Expiring 11/30/11	UBS AG	KRW	1,773,056,050	1,508,984	1,596,341	(87,357)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	75

Portfolio of Investments

as of October 31, 2011 continued

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Expiring 11/30/11	UBS AG	KRW	1,732,655,900	$1,571,000	$1,559,968	$11,032
Expiring 11/30/11	UBS AG	KRW	1,605,298,250	1,467,500	1,445,303	22,197
Swedish Krona
Expiring 11/21/11	Citibank NA	SEK	14,661,321	2,303,500	2,247,016	56,484
Taiwan Dollar
Expiring 12/09/11	UBS AG	TWD	66,953,524	2,243,450	2,239,672	3,778
Expiring 12/09/11	UBS AG	TWD	64,557,000	2,130,664	2,159,505	(28,841)
Expiring 12/09/11	UBS AG	TWD	47,349,641	1,565,277	1,583,900	(18,623)
Expiring 12/09/11	UBS AG	TWD	43,070,332	1,518,700	1,440,752	77,948
Expiring 12/09/11	UBS AG	TWD	37,033,752	1,296,700	1,238,821	57,879
Expiring 12/09/11	UBS AG	TWD	32,294,516	1,123,678	1,080,288	43,390
Expiring 12/09/11	UBS AG	TWD	31,304,294	1,104,792	1,047,164	57,628
Expiring 12/09/11	UBS AG	TWD	22,040,592	769,843	737,283	32,560
Thailand Baht
Expiring 11/30/11	UBS AG	THB	113,628,358	3,645,440	3,685,643	(40,203)
Expiring 11/30/11	UBS AG	THB	81,841,141	2,644,900	2,654,594	(9,694)
Expiring 11/30/11	UBS AG	THB	35,948,684	1,183,145	1,166,029	17,116
Expiring 11/30/11	UBS AG	THB	28,632,620	948,100	928,726	19,374
Turkish Lira
Expiring 11/17/11	Citibank NA	TRY	4,080,816	2,303,500	2,298,877	4,623

						(1,329,833)

						$1,313,798

Interest rate swap agreements outstanding at October 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(b)	06/21/16		$3,600	1.870%	3 month LIBOR	$(116,971)	$—	$(116,971)
Citibank NA(a)	05/15/37		4,480	3.087%	3 month LIBOR	107,739	—	107,739
Citibank NA(a)	05/15/37		4,480	3.116%	3 month LIBOR	131,086	—	131,086
Citibank NA(a)	07/20/21		9,660	3.035%	3 month LIBOR	726,685	—	726,685
Deutsche Bank AG(b)	09/14/16		3,300	1.206%	3 month LIBOR	5,837	—	5,837
JPMorgan Chase Bank(a)	01/10/13		82,000	0.908%	3 month LIBOR	582,850	—	582,850
Citibank NA(a)	09/07/21	AUD	5,000	4.945%	6 month BBSW	(69,808)	—	(69,808)
Citibank NA(a)	03/15/16	CZK	62,800	2.865%	6 month PRIBOR	226,059	—	226,059

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(a)	07/05/13	MXN	110,200	5.480%	1 month MEXIBOR	$131,502	$—	$131,502
Barclays Bank PLC(a)	09/20/21	MXN	39,000	6.790%	1 month MEXIBOR	83,149	—	83,149
Citibank NA(a)	08/18/16	NZD	7,900	4.173%	3 month BBR	86,381	—	86,381
Barclays Bank PLC(a)	06/20/21	NZD	2,700	4.980%	3 month BBR	80,877	—	80,877
Barclays Bank PLC(a)	06/17/16	ZAR	28,800	7.580%	3 month JIBAR	168,367	—	168,367

						$2,143,753	$—	$2,143,753

(a)	The Fund pays the floating rate and receives the fixed rate.
(b)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Buy Protection(1):
Citibank NA	06/20/14	$1,700	1.000%	CBS Corp.	$(18,683)	$68,983	$(87,666)
Citibank NA	03/20/12	2,500	5.000%	XL Capital Ltd.	(58,594)	(19,518)	(39,076)
Credit Suisse International	06/20/14	2,500	1.000%	Centex Corp.	102,500	(9,165)	111,665
Credit Suisse International	12/20/12	3,500	1.000%	GATX Corp.	(9,489)	13,336	(22,825)
Credit Suisse International	03/20/15	1,885	1.000%	Toll Brothers, Inc.	21,651	9,945	11,706
Deutsche Bank AG	03/20/18	1,300	3.700%	American International Group	11,937	—	11,937
Deutsche Bank AG	03/20/12	500	5.000%	Gannett Co., Inc.	(11,012)	(2,116)	(8,896)
Deutsche Bank AG	12/20/12	2,768	1.000%	Macy Retail Holings, Inc.	(20,888)	39,861	(60,749)
Deutsche Bank AG	09/20/13	965	1.000%	Masco Corp.	20,529	17,212	3,317
Deutsche Bank AG	06/20/13	1,250	1.000%	Qwest Corp.	(2,600)	10,243	(12,843)
Deutsche Bank AG	06/20/14	2,400	1.000%	R.R. Donnelly & Sons Co.	220,397	101,758	118,639

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	77

Portfolio of Investments

as of October 31, 2011 continued

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Buy Protection(1) (cont’d.):
Deutsche Bank AG	06/20/13	$2,300	1.000%	Sealed Air Corp.	$(2,472)	$16,047	$(18,519)
Deutsche Bank AG	03/20/14	380	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(55,201)	—	(55,201)
Goldman Sachs International	03/20/14	1,250	0.700%	Duke Energy Corp.	(12,432)	—	(12,432)
Goldman Sachs International	03/20/14	2,000	5.300%	International Paper Co.	(222,706)	—	(222,706)
JPMorgan Chase Bank	09/20/16	1,800	1.000%	R.R. Donnelley & Sons Co.	352,414	156,228	196,186
JPMorgan Chase Bank	06/20/14	1,450	5.000%	SLM Corp.	(27,495)	146,024	(173,519)
JPMorgan Chase Bank	09/20/19	1,650	1.000%	Westvaco Corp.	86,113	25,600	60,513

					$373,969	$574,438	$(200,469)

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Credit default swaps on Credit Indices—Buy Protection(1):
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	1,300	1.650%	Itraxx Euro, zero coupon, due 06/20/13	$(10,274)	$(16,633)	$6,359

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolios securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$—	$70,492,900	$15,349,776
Residential Mortgage Backed Securities	—	51,048,715	—
Bank Loans	—	15,507,586	972,578
Collateralized Mortgage Obligations	—	4,706,803	—
Commercial Mortgage Backed Securities	—	193,187,155	—
Corporate Bonds	—	469,406,340	—
Foreign Agencies	—	24,835,639	—
Mortgage Backed Securities	—	83,724,609	—
Municipal Bonds	—	9,916,787	—
Sovereigns	—	26,055,971	317,353
U.S. Government Treasury Securities	—	117,949,961	—
Preferred Stock	592,460	—	—
Affiliated Mutual Funds	202,430,220	—	—
Other Financial Instruments*
Futures Contracts	313,723	—	—
Forward Foreign Currency Exchange Contracts	—	1,313,798	—
Interest Rate Swap Agreements	—	2,143,753	—
Credit Default Swap Agreements	—	(181,678)	(12,432)

Total	$203,336,403	$1,070,108,339	$16,627,275

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	79

Portfolio of Investments

as of October 31, 2011 continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage Backed Securities	Bank Loans	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/10	$9,402,981	$1,040,000	$—	$—
Realized gain (loss)	9,570	85,695	18,973	— **
Change in unrealized appreciation (depreciation)***	(207,458)	(72,655)	3,168	3,948
Purchases	11,548,809	991,962	—	—
Sales	(1,975,501)	(1,072,424)	(52,717)	—
Accrued discount/premium	—	—	—	—
Transfers into Level 3	2,487,110	—	347,929	(16,380)
Transfers out of Level 3	(5,915,735)	—	—	—

Balance as of 10/31/11	$15,349,776	$972,578	$317,353	$(12,432)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $8,872.
***	Of which, $(236,149) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 3 Non-Residential Mortgage Backed Securities, 1 Sovereign and 1 Credit Default Swap Agreement transferred into Level 3 as a result of using a single broker quote. There were 5 Non-Residential Mortgage Backed Securities transferred out of Level 3 as a result of the securities no longer using a single broker quote and are being priced by the primary valuation vendor source.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2011 were as follows:

Affiliated Mutual Funds (including 6.2% of collateral received for securities on loan)	17.2%
Commercial Mortgage Backed Securities	16.4
U.S. Government Treasury Securities	10.0
Banking	8.2
Non-Residential Mortgage Backed Securities	7.3
Mortgage Backed Securities	7.1
Residential Mortgage Backed Securities	4.3
Cable	3.1
Foods	3.0
Non-Captive Finance	2.5
Media & Entertainment	2.4
Insurance	2.3
Sovereigns	2.3
Telecommunications	2.2
Foreign Agencies	2.1
Metals	1.7
Healthcare & Pharmaceutical	1.6
Electric	1.3
Energy—Other	1.4
Retailers	1.4
Capital Goods	1.1
Technology	1.0%
Gaming	0.9
Healthcare Insurance	0.9
Municipal Bonds	0.9
Paper	0.8
Lodging	0.7
Tobacco	0.7
Chemicals	0.6
Real Estate Investment Trusts	0.6
Consumer	0.5
Pipelines & Other	0.5
Building Materials & Construction	0.4
Collateralized Mortgage Obligations	0.4
Packaging	0.4
Aerospace & Defense	0.3
Airlines	0.3
Automotive	0.3
Energy—Integrated	0.3

109.4
Liabilities in excess of other assets	(9.4)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are, credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$520,322	Unrealized depreciation on swap agreements	$714,432
Credit contracts	Premiums paid for swap agreements	605,237	Premiums received for swap agreements	47,432

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	81

Portfolio of Investments

as of October 31, 2011 continued

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,118,302		Unrealized depreciation on forward foreign currency contracts	$4,804,504
Interest rate contracts	Due from broker—variation margin	584,851	*	Due from broker—variation margin	271,128	*
Interest rate contracts	Unrealized appreciation on swap agreements	2,330,532		Unrealized depreciation on swap agreements	186,779

Total		$10,159,244			$6,024,275

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Currency Contracts	Futures	Swaps	Purchased Options	Written Options	Total
Credit contracts	$—	$—	$352,515	$—	$—	$352,515
Foreign exchange contracts	634,183	—	—	—	—	634,183
Interest rate contracts	—	11,016,002	2,698,860	(840,213)	613,482	13,488,131

Total	$634,183	$11,016,002	$3,051,375	$(840,213)	$613,482	$14,474,829

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Currency Contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$778,959	$778,959
Foreign exchange contracts	1,436,298	—	—	1,436,298
Interest rate contracts	—	(462,843)	2,114,984	1,652,141

Total	$1,436,298	$(462,843)	$2,893,943	$3,867,398

See Notes to Financial Statements.

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For the year ended October 31, 2011, the Fund’s average volume of derivative activities is as follows:

Futures Long Position	Futures Short Position	Forward Currency Contracts— Purchased	Forward Currency Contracts— Sold	Interest Rate Swaps	Credit Default Swaps as Buyer
(Value at Trade Date)	(Value at Trade Date)	(Value at Settlement Date Payable)	(Value at Settlement Date Receivable)	(Notional Amount in USD (000))	(Notional Amount in USD (000))
$163,159,812	$52,333,220	$147,138,891	$67,596,631	$132,835	$53,859

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	83

Statement of Assets and Liabilities

as of October 31, 2011

Assets
Investments at value, including securities on loan of $71,594,162:
Unaffiliated investments (cost $1,057,526,200)	$1,084,064,633
Affiliated investments (cost $205,397,396)	202,430,220
Foreign currency, at value (cost $880,785)	887,147
Receivable for investments sold	36,095,178
Receivable for Fund shares sold	15,125,594
Dividends and interest receivable	10,071,080
Unrealized appreciation on forward foreign currency contracts	6,118,302
Unrealized appreciation on swap agreements	2,850,854
Due from broker—variation margin	655,936
Premiums paid for swap agreements	605,237
Foreign tax reclaim receivable	24,416
Prepaid expenses	16,021

Total assets	1,358,944,618

Liabilities
Payable for investments purchased	87,049,644
Payable to broker for collateral for securities on loan	73,318,723
Payable for Fund shares reacquired	11,401,509
Unrealized depreciation on forward foreign currency contracts	4,804,504
Dividends payable	3,072,450
Unrealized depreciation on swap agreements	901,211
Payable to custodian	859,017
Management fee payable	351,094
Accrued expenses	342,193
Distribution fee payable	270,380
Affiliated transfer agent fee payable	62,516
Premiums received for swap agreements	47,432
Deferred directors’ fees	18,234

Total liabilities	182,498,907

Net Assets	$1,176,445,711

Net assets were comprised of:
Common stock, at par	$81,718
Paid-in capital in excess of par	1,121,690,257

1,121,771,975
Distributions in excess of net investment income	(2,242,533)
Accumulated net realized gain on investment and foreign currency transactions	29,868,442
Net unrealized appreciation on investments and foreign currencies	27,047,827

Net assets, October 31, 2011	$1,176,445,711

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($555,062,274 ÷ 38,515,312 shares of common stock issued and outstanding)	$14.41
Maximum sales charge (4.50% of offering price)	0.68

Maximum offering price to public	$15.09

Class B
Net asset value, offering price and redemption price per share ($51,154,083 ÷ 3,548,670 shares of common stock issued and outstanding)	$14.42

Class C
Net asset value, offering price and redemption price per share ($153,146,215 ÷ 10,631,925 shares of common stock issued and outstanding)	$14.40

Class L
Net asset value and redemption price per share ($8,927,269 ÷ 619,312 shares of common stock issued and outstanding)	$14.41
Maximum sales charge (4.25% of offering price)	0.64

Maximum offering price to public	$15.05

Class M
Net asset value, offering price and redemption price per share ($824,291 ÷ 57,172 shares of common stock issued and outstanding)	$14.42

Class Q
Net asset value, offering price and redemption price per share ($34,013,638 ÷ 2,364,192 shares of common stock issued and outstanding)	$14.39

Class R
Net asset value, offering price and redemption price per share ($2,248,212 ÷ 155,708 shares of common stock issued and outstanding)	$14.44

Class X
Net asset value, offering price and redemption price per share ($2,155,634 ÷ 149,186 shares of common stock issued and outstanding)	$14.45

Class Z
Net asset value, offering price and redemption price per share ($368,914,095 ÷ 25,676,593 shares of common stock issued and outstanding)	$14.37

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	85

Statement of Operations

Year Ended October 31, 2011

Net Investment Income
Income
Unaffiliated interest income	$38,307,862
Affiliated dividend income	451,882
Affiliated income from securities loaned, net	76,757
Unaffiliated dividend income	46,320

Total income	38,882,821

Expenses
Management fee	4,079,462
Distribution fee—Class A	1,072,391
Distribution fee—Class B	352,180
Distribution fee—Class C	1,002,470
Distribution fee—Class L	47,776
Distribution fee—Class M	24,299
Distribution fee—Class R	7,224
Distribution fee—Class X	7,679
Transfer agent’s fees and expenses (including affiliated expense of $323,000) (Note 3)	1,003,000
Custodian’s fees and expenses	305,000
Registration fees	191,000
Reports to shareholders	147,000
Audit fee	46,000
Legal fees and expenses	39,000
Directors’ fees	27,000
Insurance	16,000
Loan interest expense (Note 7)	1,979
Miscellaneous	24,232

Total expenses	8,393,692
Expense reimbursement (Note 2)	(980,944)

Net expenses	7,412,748

Net investment income	31,470,073

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	12,353,996
Foreign currency transactions	(158,133)
Financial futures transactions	11,016,002
Swap agreement transactions	3,051,375
Written option transactions	613,482

26,876,722

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(197,544))	(10,274,629)
Foreign currencies	1,353,841
Financial futures contracts	(462,843)
Swap agreements	2,893,943

(6,489,688)

Net gain on investment and foreign currency transactions	20,387,034

Net Increase In Net Assets Resulting From Operations	$51,857,107

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$31,470,073	$23,962,628
Net realized gain on investment and foreign currency transactions	26,876,722	17,031,331
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,489,688)	26,657,839

Net increase in net assets resulting from operations	51,857,107	67,651,798

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(16,940,093)	(13,102,274)
Class B	(1,632,393)	(1,415,381)
Class C	(3,532,593)	(2,403,373)
Class L	(357,983)	(382,845)
Class M	(84,140)	(298,440)
Class Q	(1,140,886)	—
Class R	(52,121)	(11,254)
Class X	(125,428)	(197,198)
Class Z	(7,709,475)	(4,039,120)

	(31,575,112)	(21,849,885)

Distributions from net realized gains
Class A	(4,507,149)	—
Class B	(525,447)	—
Class C	(1,111,542)	—
Class L	(110,884)	—
Class M	(43,775)	—
Class R	(11,327)	—
Class X	(45,341)	—
Class Z	(1,720,558)	—

	(8,076,023)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	718,318,849	329,425,150
Net asset value of shares issued in reinvestment of dividends and distributions	34,217,550	19,288,060
Cost of shares reacquired	(317,963,557)	(141,458,258)

Net increase in net assets from Fund share transactions	434,572,842	207,254,952

Capital Contributions
Proceeds from regulatory settlement (Note 6)	—	181,981
Class X (Note 2)	653	1,616

	653	183,597

Total increase	446,779,467	253,240,462

Net Assets:
Beginning of year	729,666,244	476,425,782

End of year(a)	$1,176,445,711	$729,666,244

(a) Includes undistributed net investment income of:	$—	$1,039,639

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	87

Notes to Financial Statements

Prudential Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is total return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is

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different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the reporting period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a

Prudential Total Return Bond Fund, Inc.	89

Notes to Financial Statements

continued

future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be

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received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Prudential Total Return Bond Fund, Inc.	91

Notes to Financial Statements

continued

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net

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assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early

Prudential Total Return Bond Fund, Inc.	93

Notes to Financial Statements

continued

termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2011, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at October 31, 2011 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a

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result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with

Prudential Total Return Bond Fund, Inc.	95

Notes to Financial Statements

continued

Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the year ended October 31,2011.

PI has contractually agreed through February 28, 2013 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class L, Class M, and Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1.00%, 1.00%, .50%, 1.00%, .75% and 1.00% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the year ended October 31, 2011, PIMS contractually agreed to limit such fees to .25%, .75% and .50% of the average daily net assets of the Class A, Class C (through February 28, 2011) and Class R shares, respectively. Through February 28, 2013,

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PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A shares and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital. During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X. The impact is also reflected in the Financial Highlights for the year ended October 31, 2011 and the years ended October 31, 2010, October 31, 2009, October 31, 2008 and period ended October 31, 2007.

PIMS has advised the Fund that it has received $1,040,139 in front-end sales charges resulting from sales of Class A shares, during the year ended October 31, 2011. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker- dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2011, it received $4,163, $166,631, $32,569, $159 and $54 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the year ended October 31, 2011, PIM has been compensated approximately $22,900 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the

Prudential Total Return Bond Fund, Inc.	97

Notes to Financial Statements

continued

Prudential Core Taxable Money Market Fund (the “Core Funds”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 2011 aggregated $2,277,509,835 and $1,886,040,468, respectively. United States government securities represent $774,867,212 and $698,974,406 of those purchases and sales, respectively.

Transactions in options written during the year ended October 31, 2011, were as follows:

	Contracts	Premiums
Options outstanding at October 31, 2010	—	$—
Options written	230	693,069
Options terminated in closing purchase transactions	(230)	(693,069)

Options outstanding at October 31, 2011	—	$—

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended October 31, 2011, the adjustments were to increase distributions in excess of net investment income and increase accumulated net realized gain on investment and foreign currency transactions by $3,177,133 due to difference for financial and tax reporting purposes in the treatment of accreting market discount and amortization of premiums, certain transactions involving foreign currencies, swaps, paydown gains/losses and other book to tax adjustments. Net investment income, net realized gains and net assets were not affected by this change.

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The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$1,262,646,262	$39,470,608	$(15,622,017)	$23,848,591	$2,311,072	$26,159,663

The difference between book basis and tax basis were primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales and straddles. The other cost basis adjustments are primarily attributed to appreciation (depreciation) of foreign currencies, swaps, futures, forward currency transactions and mark-to-market of receivables and payables.

For the year ended October 31, 2011, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets, were $33,745,631 from ordinary income and $5,905,504 from long-term capital gains. For the year ended October 31, 2010, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets was $21,849,885 from ordinary income.

As of October 31, 2011, the Fund had accumulated undistributed earnings on a tax basis of $18,465,430 of ordinary income and $13,129,822 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B

Prudential Total Return Bond Fund, Inc.	99

Notes to Financial Statements

continued

shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 575 million, 75 million, 75 million, 25 million, 25 million, 350 million, 350 million, 25 million and 500 million shares, respectively. Class Q commencement of offering was December 27, 2010.

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During the fiscal year ended October 31, 2010, the Fund received $181,981 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2011:
Shares sold	17,730,720	$251,371,786
Shares issued in reinvestment of dividends and distributions	1,361,671	19,077,931
Shares reacquired	(9,607,662)	(134,759,832)

Net increase (decrease) in shares outstanding before conversion	9,484,729	135,689,885
Shares issued upon conversion from Class B, Class M, Class X and Class Z	802,088	11,291,331
Shares reacquired upon conversion into Class Z	(365,173)	(5,239,505)

Net increase (decrease) in shares outstanding	9,921,644	$141,741,711

Year ended October 31, 2010:
Shares sold	10,171,872	$140,001,484
Shares issued in reinvestment of dividends	865,024	11,845,880
Shares reacquired	(5,610,005)	(76,998,886)

Net increase (decrease) in shares outstanding before conversion	5,426,891	74,848,478
Shares issued upon conversion from Class B, Class M and Class X	1,155,170	15,718,316

Net increase (decrease) in shares outstanding	6,582,061	$90,566,794

Class B
Year ended October 31, 2011:
Shares sold	1,224,067	$17,310,273
Shares issued in reinvestment of dividends and distributions	135,072	1,889,154
Shares reacquired	(700,171)	(9,832,129)

Net increase (decrease) in shares outstanding before conversion	658,968	9,367,298
Shares reacquired upon conversion into Class A	(466,019)	(6,574,086)

Net increase (decrease) in shares outstanding	192,949	$2,793,212

Year ended October 31, 2010:
Shares sold	1,479,211	$20,358,648
Shares issued in reinvestment of dividends	94,458	1,290,847
Shares reacquired	(862,482)	(11,750,367)

Net increase (decrease) in shares outstanding before conversion	711,187	9,899,128
Shares reacquired upon conversion into Class A	(405,366)	(5,518,670)

Net increase (decrease) in shares outstanding	305,821	$4,380,458

Prudential Total Return Bond Fund, Inc.	101

Notes to Financial Statements

continued

Class C	Shares	Amount
Year ended October 31, 2011:
Shares sold	5,493,742	$77,926,941
Shares issued in reinvestment of dividends and distributions	260,507	3,642,983
Shares reacquired	(2,103,905)	(29,493,014)

Net increase (decrease) in shares outstanding before conversion	3,650,344	52,076,910
Shares reacquired upon conversion into Class Z	(4,927)	(70,260)

Net increase (decrease) in shares outstanding	3,645,417	$52,006,650

Year ended October 31, 2010:
Shares sold	3,793,756	$52,103,282
Shares issued in reinvestment of dividends	137,428	1,883,543
Shares reacquired	(1,012,877)	(13,868,793)

Net increase (decrease) in shares outstanding	2,918,307	$40,118,032

Class L
Year ended October 31, 2011:
Shares sold	4,480	$63,162
Shares issued in reinvestment of dividends and distributions	32,837	459,285
Shares reacquired	(135,615)	(1,917,214)

Net increase (decrease) in shares outstanding	(98,298)	$(1,394,767)

Year ended October 31, 2010:
Shares sold	12,535	$171,197
Shares issued in reinvestment of dividends	27,096	370,004
Shares reacquired	(141,349)	(1,930,948)

Net increase (decrease) in shares outstanding	(101,718)	$(1,389,747)

Class M
Year ended October 31, 2011:
Shares sold	2,611	$36,701
Shares issued in reinvestment of dividends and distributions	7,943	110,410
Shares reacquired	(50,283)	(703,507)

Net increase (decrease) in shares outstanding before conversion	(39,729)	(556,396)
Shares reacquired upon conversion into Class A	(242,416)	(3,403,886)

Net increase (decrease) in shares outstanding	(282,145)	$(3,960,282)

Year ended October 31, 2010:
Shares sold	18,325	$248,235
Shares issued in reinvestment of dividends	18,097	245,426
Shares reacquired	(168,482)	(2,278,985)

Net increase (decrease) in shares outstanding before conversion	(132,060)	(1,785,324)
Shares reacquired upon conversion into Class A	(600,172)	(8,196,020)

Net increase (decrease) in shares outstanding	(732,232)	$(9,981,344)

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Class Q	Shares	Amount
Period ended October 31, 2011*:
Shares sold	2,719,354	$37,368,936
Shares issued in reinvestment of dividends	80,899	1,140,927
Shares reacquired	(436,061)	(6,195,000)

Net increase (decrease) in shares outstanding	2,364,192	$32,314,863

Class R
Year ended October 31, 2011:
Shares sold	125,472	$1,777,183
Shares issued in reinvestment of dividends and distributions	2,250	31,830
Shares reacquired	(38,635)	(545,141)

Net increase (decrease) in shares outstanding	89,087	$1,263,872

Year ended October 31, 2010:
Shares sold	99,055	$1,367,521
Shares issued in reinvestment of dividends	483	6,716
Shares reacquired	(33,002)	(452,128)

Net increase (decrease) in shares outstanding	66,536	$922,109

Class X
Year ended October 31, 2011:
Shares sold	8,688	$122,900
Shares issued in reinvestment of dividends and distributions	12,120	169,536
Shares reacquired	(90,512)	(1,266,277)

Net increase (decrease) in shares outstanding before conversion	(69,704)	(973,841)
Shares reacquired upon conversion into Class A	(87,453)	(1,235,696)

Net increase (decrease) in shares outstanding	(157,157)	$(2,209,537)

Year ended October 31, 2010:
Shares sold	13,923	$190,120
Shares issued in reinvestment of dividends	14,204	193,899
Shares reacquired	(64,893)	(875,419)

Net increase (decrease) in shares outstanding before conversion	(36,766)	(491,400)
Shares reacquired upon conversion into Class A	(147,707)	(2,003,626)

Net increase (decrease) in shares outstanding	(184,473)	$(2,495,026)

Prudential Total Return Bond Fund, Inc.	103

Notes to Financial Statements

continued

Class Z	Shares	Amount
Year ended October 31, 2011:
Shares sold	23,521,646	$332,340,967
Shares issued in reinvestment of dividends and distributions	548,992	7,695,494
Shares reacquired	(9,553,652)	(133,251,443)

Net increase (decrease) in shares outstanding before conversion	14,516,986	206,785,018
Shares issued upon conversion from Class A and Class C	371,130	5,309,765
Shares reacquired upon conversion into Class A	(5,460)	(77,663)

Net increase (decrease) in shares outstanding	14,882,656	$212,017,120

Year ended October 31, 2010:
Shares sold	8,389,192	$114,984,663
Shares issued in reinvestment of dividends	251,657	3,451,745
Shares reacquired	(2,419,699)	(33,302,732)

Net increase (decrease) in shares outstanding	6,221,150	$85,133,676

*	Commencement of offering was December 27, 2010.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of ..10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of .15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The SCA has been renewed of substantially similar terms with an increase in the amount of commitment to $900 million.

The Fund utilized the SCA during the year ended October 31, 2011. The average daily balance for the 3 days that the Fund had loans outstanding during the period was $15,728,000 at a weighted average interest rate of 1.51%.

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Note 8. Distributions to Shareholders

Subsequent to the fiscal year end, the Fund declared capital gain distributions on December 21, 2011 to shareholders of record on December 22, 2011. The ex-dividend date was December 23, 2011. The per share amounts declared were as follows:

	Long-Term Capital Gains	Short-Term Capital Gains
Class A, B, C, L, M, Q, R, X & Z	$0.14242	$0.18182

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not yet been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

Prudential Total Return Bond Fund, Inc.	105

Financial Highlights

Class A Shares
	Year Ended October 31,				Ten-Month Period Ended October 31,		Year Ended December 31,
	2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.27	$13.21	$11.26	$12.62	$12.59		$12.67
Income (loss) from investment operations:
Net investment income	.55	.58	.55	.61	.54		.62
Net realized and unrealized gain (loss) on investment transactions	.31	1.01	1.98	(1.38)	.01		(.08)
Total from investment operations	.86	1.59	2.53	(.77)	.55		.54
Less Dividends and Distributions:
Dividends from net investment income	(.56)	(.53)	(.58)	(.59)	(.52)		(.62)
Distributions from net realized gains	(.16)	-	-	-	-		-
Total dividends and distributions	(.72)	(.53)	(.58)	(.59)	(.52)		(.62)
Capital Contributions (Note 6)	-	- (c)	-	-	-		-
Net asset value, end of period	$14.41	$14.27	$13.21	$11.26	$12.62		$12.59
Total Return(d):	6.28%	12.27%	23.09%	(6.36)%	4.30%		4.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$555,062	$408,014	$290,709	$235,064	$243,079		$212,105
Average net assets (000)	$428,956	$339,741	$259,620	$253,885	$237,573		$194,447
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	.85%	.85%	.85%	.91%	1.01%	(g)	1.13%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.66%	.76%	(g)	.88%
Net investment income	3.92%	4.22%	4.61%	4.93%	5.10%	(g)	4.97%
For Class A, B, C, L, M, Q, R, X and Z shares:
Portfolio turnover rate	242%	185%	397%	512%	326%	(h)	387%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .97%, .72% and 3.80%, respectively, for the year ended October 31, 2011, .97%, .72% and 4.10%, respectively, for the year ended October 31, 2010, 1.07%, .82% and 4.39%, respectively, for the year ended October 31, 2009 and 1.07%, .82% and 4.77%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Year Ended October 31,				Ten-Month Period Ended October 31,		Year Ended December 31,
	2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.27	$13.21	$11.25	$12.61	$12.59		$12.67
Income (loss) from investment operations:
Net investment income	.48	.51	.49	.55	.49		.52
Net realized and unrealized gain (loss) on investment transactions	.32	1.01	1.99	(1.38)	(.01)		(.08)
Total from investment operations	.80	1.52	2.48	(.83)	.48		.44
Less Dividends and Distributions:
Dividends from net investment income	(.49)	(.46)	(.52)	(.53)	(.46)		(.52)
Distributions from net realized gains	(.16)	-	-	-	-		-
Total dividends and distributions	(.65)	(.46)	(.52)	(.53)	(.46)		(.52)
Capital Contributions (Note 6)	-	- (c)	-	-	-		-
Net asset value, end of period	$14.42	$14.27	$13.21	$11.25	$12.61		$12.59
Total Return(d):	5.83%	11.71%	22.59%	(6.83)%	3.76%		3.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,154	$47,886	$40,281	$53,291	$79,746		$65,239
Average net assets (000)	$46,957	$42,019	$44,554	$70,583	$81,856		$77,544
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.35%	1.35%	1.35%	1.41%	1.56%	(g)	1.88%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.66%	.76%	(g)	.88%
Net investment income	3.43%	3.73%	4.12%	4.45%	4.57%	(g)	4.18%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.47%, .72% and 3.31%, respectively, for the year ended October 31, 2011, 1.47%, .72% and 3.61%, respectively, for the year ended October 31, 2010, 1.57%, .82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, .82% and 4.29%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has voluntarily agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class B shares.

(g) Annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	107

Financial Highlights

continued

Class C Shares
	Year Ended October 31,				Ten-Month Period Ended October 31,		Year Ended December 31,
	2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.26	$13.20	$11.25	$12.61	$12.59		$12.67
Income (loss) from investment operations:
Net investment income	.45	.50	.49	.55	.51		.56
Net realized and unrealized gain (loss) on investment transactions	.32	1.02	1.98	(1.38)	(.02)		(.08)
Total from investment operations	.77	1.52	2.47	(.83)	.49		.48
Less Dividends and Distributions:
Dividends from net investment income	(.47)	(.46)	(.52)	(.53)	(.47)		(.56)
Distributions from net realized gains	(.16)	-	-	-	-		-
Total dividends and distributions	(.63)	(.46)	(.52)	(.53)	(.47)		(.56)
Capital Contributions (Note 6)	-	- (c)	-	-	-		-
Net asset value, end of period	$14.40	$14.26	$13.20	$11.25	$12.61		$12.59
Total Return(d):	5.58%	11.72%	22.51%	(6.83)%	3.80%		4.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$153,146	$99,621	$53,688	$41,201	$47,465		$13,555
Average net assets (000)	$108,297	$72,297	$46,340	$46,126	$42,213		$13,295
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.53%	1.35%	1.35%	1.41%	1.51%	(g)	1.63%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.66%	.76%	(g)	.88%
Net investment income	3.24%	3.69%	4.11%	4.45%	4.59%	(g)	4.45%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.65%, .72% and 3.12%, respectively, for the year ended October 31, 2011, 1.47%, .72% and 3.57%, respectively, for the year ended October 31, 2010, 1.57%, .82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, .82% and 4.28%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(g) Annualized.

See Notes to Financial Statements.

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Class L Shares
	Year Ended October 31,				March 5, 2007(b) through October 31,
	2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.27	$13.21	$11.25	$12.62	$12.69
Income (loss) from investment operations:
Net investment income	.52	.55	.52	.57	.40
Net realized and unrealized gain (loss) on investment transactions	.31	1.01	1.99	(1.38)	(.08)
Total from investment operations	.83	1.56	2.51	(.81)	.32
Less Dividends and Distributions:
Dividends from net investment income	(.53)	(.50)	(.55)	(.56)	(.39)
Distributions from net realized gains	(.16)	-	-	-	-
Total dividends and distributions	(.69)	(.50)	(.55)	(.56)	(.39)
Capital Contributions (Note 6)	-	- (c)	-	-	-
Net asset value, end of period	$14.41	$14.27	$13.21	$11.25	$12.62
Total Return(d):	6.02%	11.99%	22.90%	(6.67)%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,927	$10,242	$10,820	$11,149	$15,099
Average net assets (000)	$9,555	$10,512	$10,661	$13,644	$16,876
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.10%	1.10%	1.10%	1.16%	1.26%	(f)
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.66%	.76%	(f)
Net investment income	3.69%	4.01%	4.37%	4.69%	4.84%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.22%, .72% and 3.57%, respectively, for year ended October 31, 2011, 1.22%, .72% and 3.89%, respectively, for the year ended October 31, 2010, 1.32%, .82% and 4.14%, respectively, for the year ended October 31, 2009 and 1.32%, .82% and 4.53%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	109

Financial Highlights

continued

Class M Shares
	Year Ended October 31,(a)				March 5, 2007(b) through October 31,
	2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.27	$13.21	$11.25	$12.61	$12.68
Income (loss) from investment operations:
Net investment income	.44	.48	.46	.55	.37
Net realized and unrealized gain (loss) on investment transactions	.32	1.01	1.99	(1.38)	(.09)
Total from investment operations	.76	1.49	2.45	(.83)	.28
Less Dividends and Distributions:
Dividends from net investment income	(.45)	(.43)	(.49)	(.53)	(.35)
Distributions from net realized gains	(.16)	-	-	-	-
Total dividends and distributions	(.61)	(.43)	(.49)	(.53)	(.35)
Capital Contributions (Note 6)	-	- (c)	-	-	-
Net asset value, end of period	$14.42	$14.27	$13.21	$11.25	$12.61
Total Return(d):	5.56%	11.44%	22.29%	(6.86)%	2.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$824	$4,843	$14,153	$24,877	$51,025
Average net assets (000)	$2,430	$9,289	$18,875	$37,597	$62,106
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.60%	1.60%	1.60%	1.45%	1.76%	(f)
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.66%	.76%	(f)
Net investment income	3.22%	3.58%	3.88%	4.42%	4.35%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.72%, .72% and 3.10%, respectively, for the year ended October 31, 2011, 1.72%, .72% and 3.46%, respectively, for the year ended October 31, 2010, 1.82%, .82% and 3.65%, respectively, for the year ended October 31, 2009 and 1.61%, .82% and 4.26%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

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Class Q Shares
	December 27, 2010(a) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.70
Income (loss) from investment operations:
Net investment income	.50
Net realized and unrealized gain on investment transactions	.65
Total from investment operations	1.15
Less Dividends:
Dividends from net investment income	(.46)
Net asset value, end of period	$14.39
Total Return(c):	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,014
Average net assets (000)	$34,559
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.60%	(e)
Expenses, excluding distribution and service (12b-1) fees	.60%	(e)
Net investment income	4.18%	(e)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .60%, .60% and 4.18%, respectively, for the period ended October 31, 2011. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	111

Financial Highlights

continued

Class R Shares
	Year Ended October 31,			January 14, 2008(b) through October 31,
	2011(a)	2010(a)	2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.29	$13.20	$11.26	$12.71
Income (loss) from investment operations:
Net investment income	.51	.54	.52	.46
Net realized and unrealized gain (loss) on investment transactions	.33	1.04	1.97	(1.46)
Total from investment operations	.84	1.58	2.49	(1.00)
Less Dividends and Distributions:
Dividends from net investment income	(.53)	(.49)	(.55)	(.45)
Distributions from net realized gains	(.16)	-	-	-
Total dividends and distributions	(.69)	(.49)	(.55)	(.45)
Capital Contributions (Note 6)	-	- (c)	-	-
Net asset value, end of period	$14.44	$14.29	$13.20	$11.26
Total Return(d):	6.09%	12.17%	22.64%	(8.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,248	$952	$1	$1
Average net assets (000)	$1,445	$329	$1	$1
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.10%	1.10%	1.10%	1.16% (g)
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.66% (g)
Net investment income	3.65%	3.79%	4.31%	5.85% (g)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.22%, .72% and 3.53%, respectively, for the year ended October 31, 2011, 1.22%, .72% and 3.67%, respectively, for the year ended October 31, 2010, 1.32%, .82% and 4.09%, respectively, for the year ended October 31, 2009 and 1.32%, .82% and 5.69%, respectively, for the period ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Annualized.

See Notes to Financial Statements.

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Class X Shares
	Year Ended October 31,				March 5, 2007(b) through October 31,
	2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.30	$13.23	$11.28	$12.62	$12.69
Income (loss) from investment operations:
Net investment income	.55	.58	.55	.64	.44
Net realized and unrealized gain (loss) on investment transactions	.32	1.01	1.99	(1.38)	(.07)
Total from investment operations	.87	1.59	2.54	(.74)	.37
Less Dividends and Distributions:
Dividends from net investment income	(.56)	(.53)	(.60)	(.61)	(.45)
Distributions from net realized gains	(.16)	-	-	-	-
Total dividends and distributions	(.72)	(.53)	(.60)	(.61)	(.45)
Capital Contributions (Note 2 & 6)	- (d)	.01	.01	.01	.01
Net asset value, end of period	$14.45	$14.30	$13.23	$11.28	$12.62
Total Return(e):	6.34%	12.33%	23.26%	(6.06)%	2.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,156	$4,381	$6,494	$8,229	$11,879
Average net assets (000)	$3,072	$5,043	$7,270	$10,631	$12,751
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.85%	.85%	.85%	.85%	.76%	(g)
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.66%	.76%	(g)
Net investment income	3.93%	4.28%	4.64%	5.15%	5.34%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits. Total return has not been adjusted to reflect the manager payment for sales charges in excess of the regulatory limits.

(d) Less than $.005 per share.

(e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .97%, .72% and 3.81%, respectively, for the year ended October 31, 2011, .97%, .72% and 4.16%, respectively, for the year ended October 31, 2010, 1.07%, .82% and 4.41%, respectively, for the year ended October 31, 2009 and 1.01%, .82% and 4.99%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(g) Annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	113

Financial Highlights

continued

Class Z Shares
	Year Ended October 31				Ten-Month Period Ended October 31,		Year Ended December 31,
	2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.24	$13.18	$11.24	$12.60	$12.57		$12.66
Income (loss) from investment operations:
Net investment income	.57	.60	.58	.64	.56		.63
Net realized and unrealized gain (loss) on investment transactions	.32	1.02	1.97	(1.37)	.02		(.06)
Total from investment operations	.89	1.62	2.55	(.73)	.58		.57
Less Dividends and Distributions:
Dividends from net investment income	(.60)	(.56)	(.61)	(.63)	(.55)		(.66)
Distributions from net realized gains	(.16)	-	-	-	-		-
Total dividends and distributions	(.76)	(.56)	(.61)	(.63)	(.55)		(.66)
Capital Contributions (Note 6)	-	- (c)	-	-	-		-
Net asset value, end of period	$14.37	$14.24	$13.18	$11.24	$12.60		$12.57
Total Return(d):	6.49%	12.58%	23.35%	(6.13)%	4.51%		4.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$368,914	$153,727	$60,279	$23,658	$16,233		$14,871
Average net assets (000)	$186,108	$99,628	$31,795	$22,302	$15,145		$15,799
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.60%	.60%	.60%	.66%	.76%	(f)	.88%
Expenses, excluding distribution and service (12b-1) fees	.60%	.60%	.60%	.66%	.76%	(f)	.88%
Net investment income	4.15%	4.42%	4.86%	5.19%	5.35%	(f)	5.16%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .72%, .72% and 4.03%, respectively, for the year ended October 31, 2011, .72%, .72% and 4.30%, respectively, for the year ended October 31, 2010, .82%, .82% and 4.65%, respectively, for the year ended October 31, 2009 and .82%, .82% and 5.03%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

114	Visit our website at www.prudentialfunds.com

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Total Return Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Total Return Bond Fund, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the ten-month period ended October 31, 2007 and the year ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the ten-month period ended October 31, 2007 and the year ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 22, 2011

Prudential Total Return Bond Fund, Inc.	115

Tax Information

(Unaudited)

We are required by the Internal Revenue Code of 1986, as amended (“the Code”), to advise you within 60 days of the Fund’s fiscal year end, October 31, 2011 as to the federal income tax status of dividends paid by the Fund during such fiscal year. We are advising you that during its fiscal year ended October 31, 2011, the Fund paid ordinary income dividends of $0.56 per Class A share, $0.49 per Class B share, $0.47 per Class C share, $0.53 per Class L share, $0.45 per Class M share, $0.46 per Class Q share, $0.53 per Class R share, $0.56 per Class X share and $0.60 per Class Z share, respectively. In addition, the Fund paid a short term capital gain distribution of $0.04 per share for Classes A, B, C, L, M, R, X and Z shares and designated the maximum amount allowed per share, but not less than $0.12 per share for Classes A, B, C, L, M, R, X and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(c) of the Internal Revenue Code.

For the fiscal year ended October 31, 2011, the Fund designates the maximum amount allowable but not less than 85.23% as interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) and 100% as short-term capital gain distribution in accordance with Section 871(k)(2) and 881(e)(2) of the Internal Revenue Code.

In January 2012, you will be advised on IRS 1099DIV or substitute Form 1099, as to the federal tax status of the dividends received by you in calendar year 2011.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 9.70% of the dividends paid by the Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

116	Visit our website at www.prudentialfunds.com

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 58

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 58

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009); formerly Director of Dynegy Inc. (power generation) (September 2002-May 2006).

Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 58

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 58

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential Total Return Bond Fund, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (69) Board Member Portfolios Overseen: 58	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 58

Retired Mutual Fund Senior Executive (43 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (72) Board Member Portfolios Overseen: 58

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 58

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Judy A. Rice* (63) Board Member & President Portfolios Overseen: 58

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; President, Chief Executive Officer (since May 2011) and Executive Vice President (since December 2008) of Prudential Investment Management Services LLC; Member of the Board of Directors of Jennison Associates LLC (since November 2010); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; President, COO, CEO and Manager of PIFM Holdco, LLC (since April 2006); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

None.
Stuart S. Parker* (49) Board Member & President Portfolios Overseen: 58

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 58

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

* Ms. Rice has announced her retirement as President and Board Member effective December 31, 2011. Ms. Rice has been appointed as Vice President effective January 1, 2012. The Board has appointed Stuart S. Parker as President and Board Member effective January 1, 2012.

Prudential Total Return Bond Fund, Inc.

(1) The year that each individual joined the Fund’s Board is as follows:

Linda W. Bynoe, 2005; Douglas H. McCorkindale, 2003; Richard A. Redeker, 1994; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Judy A. Rice, Board Member since 2000 and President since 2003; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (53) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (53) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.

Timothy J. Knierim (52) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

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Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (47) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Ms. Rice and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became an Officer of the Fund is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson 2007; Theresa C. Thompson, 2008; Richard W. Kinville, 2011, 2006, Grace C. Torres, 1996; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act) (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Total Return Bond Fund, Inc.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Total Return Bond Fund, Inc. (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and 10-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to

Prudential Total Return Bond Fund, Inc.

Approval of Advisory Agreements (continued)

approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

Visit our website at www.prudentialfunds.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s gross performance in relation to its Peer Universe (the Lipper Intermediate Investment-Grade Debt Funds Performance Universe) was in the first quartile over the one-, three-, five- and 10-year periods. The Board noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered the Fund’s actual management fees (which reflect any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s second quartile. The Board considered that PI has agreed to reimburse expenses and/or waive fees so that the Fund’s annual operating expenses do not exceed 0.600% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average daily net assets through February 28, 2013. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Prudential Total Return Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND, INC.

SHARE CLASS	A	B	C	L	M	Q	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	DTRLX	DTRMX	PTRQX	DTBRX	N/A	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B504	74440B603	74440B884	74440B801	74440B702	74440B405

MF166E    0215421-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2011 and October 31, 2010, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $46,500 and $46,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2011 and 2010. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2011 and 2010 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Total Return Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	December 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 20, 2011